UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-8255

Exact name of registrant
  as specified in charger:                The World Funds, Inc.

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004

Registrant's telephone number,
      including area code:                (800) 527-9525

Date of fiscal year end:                  December 31st

Date of reporting period:                 June 30th


Item #1.  Reports to Stockholders.

CONTENTS:

Dividend Capital Realty Income Fund;
Eastern European Equity Fund;
Epoch International Small Cap Fund;
Epoch Global Equity Shareholde Yield Fund;
Epoch U.S. All Cap Equity Fund; and
REMS Real Estate Value Opportunity Fund

DIVIDEND CAPITAL REALTY INCOME FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
CLASS A                                                 January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                     $ 975.10                    $ 8.84
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,016.00                   $ 9.02



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
CLASS C                                                 January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                     $ 971.70                    $ 12.50
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,012.25                   $ 12.76



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
CLASS I                                                 January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                     $ 974.10                    $ 7.61
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,017.25                   $ 7.77


*- Expenses are equal to the Fund's annualized expense ratio of 1.80% for Class A; 2.55% for Class C and 1.55% for Class I, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current calendar year.

                      DIVIDEND CAPITAL REALTY INCOME FUND
                      ASSET ALLOCATION AS OF JUNE 30, 2008
                                  (UNAUDITED)


                       [ ASSET ALLOCATION CHART Graphic ]

Common Stock                            36.08%
Preferred Stock                         62.90%
Other Assets, Net of Liabilities        1.02%

                      DIVIDEND CAPITAL REALTY INCOME FUND
          COMMON STOCK HOLDINGS, BY INDUSTRY SECTOR, AS PERCENTAGE OF
                            COMMON STOCK ALLOCATION
                        AS OF JUNE 30, 2008 (UNAUDITED)



                   [ COMMON STOCK ALLOCATION CHART Graphic ]

Apartments                              3.68%
Healthcare                              3.33%
Hotels                                  1.55%
Industrial                              1.23%
Net Lease                               1.96%
Office/Central Business District        3.76%
Office/Suburban                         3.65%
Other Real Estate Companies             3.47%
Realty/Diversified                      2.70%
Regional Malls                          3.96%
Self Storage                            1.89%
Shopping Center                         4.90%





                      DIVIDEND CAPITAL REALTY INCOME FUND
    PREFERRED STOCK HOLDINGS, BY INDUSTRY SECTOR, AS PERCENTAGE OF PREFERRED
                                STOCK ALLOCATION
                        AS OF JUNE 30, 2008 (UNAUDITED)



                     [ PREFERRED ALLOCATION CHART Graphic ]

Apartments                              4.55%
Hotels                                  6.50%
Net Lease                               4.47%
Office/Central Business District        1.82%
Office/Suburban                         26.21%
Regional Malls                          2.65%
Shopping Center                         3.18%
Specialty Finance                       13.52%

                      DIVIDEND CAPITAL REALTY INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCK                                                                               36.08%

                APARTMENTS:                                                                                 3.68%
    1,000       Avalonbay Communities, Inc.                                                                                $ 89,160
    2,800       Boardwalk Equities                                                                                          104,440
    2,100       BRE Properties, Inc.- Class A                                                                                90,888
    2,000       Essex Property Trust                                                                                        213,000
    5,100       Northern Property Real Estate Investment Trust (Canada)                                                     112,761
                                                                                                                     --------------
                                                                                                                            610,249
                                                                                                                     --------------

                HEALTHCARE:                                                                                 3.33%
    4,400       HCP, Inc.                                                                                                   139,964
    9,800       Senior Housing Properties Trust                                                                             191,394
    5,200       Ventas, Inc.                                                                                                221,364
                                                                                                                     --------------
                                                                                                                            552,722
                                                                                                                     --------------

                HOTELS:                                                                                     1.55%
   13,300       Great Wolf Resorts, Inc.*                                                                                    58,121
    3,400       LaSalle Hotel Properties                                                                                     85,442
    2,800       Starwood Hotels & Resorts Worldwide, Inc.                                                                   113,013
                                                                                                                     --------------
                                                                                                                            256,576
                                                                                                                     --------------

                INDUSTRIAL:                                                                                 1.23%
    2,000       AMB Property Corp.                                                                                          100,760
    1,900       ProLogis                                                                                                    103,265
                                                                                                                     --------------
                                                                                                                            204,025
                                                                                                                     --------------

                NET LEASE:                                                                                  1.96%
    1,000       Entertainment Properties Trust                                                                               49,440
   12,100       Realty Income Corp.                                                                                         275,396
                                                                                                                     --------------
                                                                                                                            324,836
                                                                                                                     --------------

                OFFICE/CENTRAL BUSINESS DISTRICT:                                                           3.76%
    3,100       Boston Properties Inc.                                                                                      279,682



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                OFFICE/CENTRAL BUSINESS DISTRICT (continued):
   12,300       Douglas Emmett Inc.                                                                                       $ 270,231
     900        SL Green Realty Corp.                                                                                        74,448
                                                                                                                     --------------
                                                                                                                            624,361
                                                                                                                     --------------

                OFFICE/SUBURBAN:                                                                            3.65%
    1,400       Alexandria Real Estate Equities, Inc.                                                                       136,276
    4,100       Allied Properties Real Estate Investment Trust (Canada)                                                      81,300
    2,700       Corporate Office Properties Trust                                                                            92,691
    7,200       Digital Realty Trust, Inc.                                                                                  294,552
                                                                                                                     --------------
                                                                                                                            604,819
                                                                                                                     --------------

                OTHER REAL ESTATE COMPANIES:                                                                3.47%
   80,000       Socovesa SA ADR 144A                                                                                        575,200
                                                                                                                     --------------

                REALTY/DIVERSIFIED:                                                                         2.70%
    1,900       Cousins Property                                                                                             43,890
    4,000       Vornado Realty Trust                                                                                        352,000
   133,000      Zhong An Real Estate Ltd. (Hong Kong)*                                                                       52,023
                                                                                                                     --------------
                                                                                                                            447,913
                                                                                                                     --------------

                REGIONAL MALLS:                                                                             3.96%
    1,800       Macerich Co.                                                                                                111,834
    6,900       Riocan Real Estate Investment Trust (Canada)                                                                134,550
    3,200       Simon Property Group, Inc.                                                                                  287,648
    2,500       Taubman Centers, Inc.                                                                                       121,625
                                                                                                                     --------------
                                                                                                                            655,657
                                                                                                                     --------------

                SELF STORAGE:                                                                               1.89%
    3,100       Extra Space Storage, Inc.                                                                                    47,616
    3,300       Public Storage, Inc.                                                                                        266,607
                                                                                                                     --------------
                                                                                                                            314,223
                                                                                                                     --------------

                SHOPPING CENTER:                                                                            4.90%
    5,600       Calloway Realty Investment Trust (Canada)                                                                   107,744
    5,800       Federal Realty Investment Trust                                                                             400,200



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                SHOPPING CENTER (continued):
    2,500       Kimco Realty Corp.                                                                                         $ 86,300
   14,000       Westfield Group (Australia)                                                                                 218,723
                                                                                                                     --------------
                                                                                                                            812,967
                                                                                                                     --------------

                TOTAL COMMON STOCK                                                                                        5,983,548
                                                                                                                     --------------
                (Cost: $6,251,148)
                PREFERRED STOCK:                                                                           62.90%

                APARTMENTS:                                                                                 4.55%
   18,500       Apartment Investment & Management Co., Series U, 7.750%                                                     430,125
   14,000       Associated Estates Realty Corp., Series B, 8.700%                                                           324,800
                                                                                                                     --------------
                                                                                                                            754,925
                                                                                                                     --------------

                HOTELS:                                                                                     6.50%
   14,900       Felcor Lodging Trust, Inc., Series C, 8.000%                                                                288,315
   41,100       Strategic Hotels & Resorts, Inc., Series C, 8.250%                                                          789,120
                                                                                                                     --------------
                                                                                                                          1,077,435
                                                                                                                     --------------

                NET LEASE:                                                                                  4.47%
   35,300       Entertainment Properties Trust, Series B, 7.750%                                                            740,947
                                                                                                                     --------------

                OFFICE/CENTRAL BUSINESS DISTRICT:                                                           1.82%
   22,000       Maguire Properties, Inc., Series A, 7.625%                                                                  301,400
                                                                                                                     --------------

                OFFICE/SUBURBAN:                                                                           26.21%
   54,500       Biomed Realty Trust, Inc., Series A, 7.375%                                                               1,090,000
   67,900       Brandywine Realty Trust, Series D, 7.375%                                                                 1,386,518
   12,900       Corporate Office Properties Trust, Series H, 7.500%                                                         283,413
   19,700       Digital Realty Trust, Inc., Series A, 8.500%                                                                454,676
   45,800       Digital Realty Trust, Inc., Series B, 7.875%                                                                965,006
    8,200       PS Business Parks, Inc., Series O, 7.375%                                                                   168,018
                                                                                                                     --------------
                                                                                                                          4,347,631
                                                                                                                     --------------

                REGIONAL MALLS:                                                                             2.65%
   18,800       Taubman Centers, Inc., Series G, 8.000%                                                                     439,920
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                SHOPPING CENTER:                                                                            3.18%
   25,300       Developers Diversified Realty Corp., Series H, 7.375%                                                     $ 528,011
                                                                                                                     --------------

                SPECIALTY FINANCE:                                                                         13.52%
   36,900       Capital Lease Funding, Inc., Series A, 8.125%                                                               738,000
   39,700       Gramercy Capital Corp., Series A, 8.125%                                                                    694,353
   21,900       Northstar Realty Finance Corp, Series A, 8.750%                                                             306,600
   38,100       Northstar Realty Finance Corp, Series B, 8.250%                                                             502,920
                                                                                                                     --------------
                                                                                                                          2,241,873
                                                                                                                     --------------

                TOTAL PREFERRED STOCK                                                                                    10,432,142
                                                                                                                     --------------
                (Cost: $13,438,327)

                TOTAL INVESTMENTS:
                (Cost: $ 19,689,475)                                                                       98.98%        16,415,690
                Other assets, net of liabilities                                                            1.02%           169,462
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 16,585,152

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.


See Notes to Financial Statements


DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $19,689,475) (Note 1)                                                       $ 16,415,690
  Cash                                                                                                                          928
  Unrealized (gain) loss on forward foreign currency (Note 1)                                                                 1,730
  Dividends receivable                                                                                                      159,912
  Receivable for securities sold                                                                                            205,757
  Interest receivable                                                                                                            35
  Receivable for capital stock sold                                                                                           5,500
                                                                                                                             28,226
  Prepaid expenses                                                                                                   --------------
                                                                                                                         16,817,778
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Payable for capital stock redeemed                                                                                         52,292
  Payable for securities purchased                                                                                          134,912
  Accrued management fees                                                                                                     3,799
  Accrued 12b-1 fees                                                                                                         23,047
  Accrued professional fees                                                                                                  11,571
  Accrued transfer agent and accounting fees                                                                                    327
  Accrued custodian fees                                                                                                      6,322
                                                                                                                                356
  Other accrued expenses                                                                                             --------------
                                                                                                                            232,626
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 16,585,152
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 1,727,096 $0.01 par value shares of beneficial interest outstanding; 50,000,000
    shares authorized                                                                                                  $ 21,260,792
  Accumulated net realized gain (loss) on investments                                                                   (1,541,743)
  Accumulated net investment income (loss)                                                                                  138,159
  Change in net unrealized appreciation (depreciation) of investments and translation of net assets and                 (3,272,056)
    liabilities denominated in foreign currency contracts                                                            --------------
                                                                                                                       $ 16,585,152
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
  CLASS A
                                                                                                                             $ 9.64
  ($10,786,227 / 1,118,449 shares outstanding; 15,000,000 authorized)                                                ==============
                                                                                                                            $ 10.23
MAXIMUM OFFERING PRICE PER SHARE ($9.64 X 100/94.25)                                                                 ==============
  CLASS C
                                                                                                                             $ 9.52
  ($5,731,234 / 601,887 shares outstanding; 10,000,000 authorized)                                                   ==============
  CLASS I
                                                                                                                            $ 10.01
  ($67,691 / 6,760 shares outstanding; 15,000,000 authorized)                                                        ==============


See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (Net of foreign tax withheld of $ 6,085)                                                                       $ 710,509
                                                                                                                              1,518
  Interest                                                                                                           --------------
                                                                                                                            712,027
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                          97,279
  12b-1 fees, Class A (Note 2)                                                                                               15,489
  Rule 12b-1 and servicing fees, Class C (Note 2)                                                                            34,218
  Recordkeeping and administrative services (Note 2)                                                                          9,728
  Accounting fees (Note 2)                                                                                                    7,458
  Transfer agent fees (Note 2)                                                                                               16,249
  Custody fees                                                                                                                3,385
  Professional fees                                                                                                          28,632
  Compliance fees                                                                                                             2,657
  Directors fees                                                                                                              5,674
  Filing and registration fees (Note 2)                                                                                      19,853
  Shareholder servicing and reports (Note 2)                                                                                 23,298
                                                                                                                             13,364
  Miscellaneous                                                                                                      --------------
    Total expenses                                                                                                          277,284
                                                                                                                           (76,382)
    Management fee waiver and reimbursed expenses (Note 2)                                                           --------------
                                                                                                                            200,902
    Expenses, net                                                                                                    --------------
                                                                                                                            511,125
Net investment income                                                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
    Net realized gain (loss) on investments                                                                               (879,316)
    Net realized gain (loss) on foreign currency contracts                                                                   25,628
    Change in net unrealized appreciation (depreciation) on investments                                                    (33,828)
    Change in net unrealized appreciation (depreciation) on translation of net assets denominated in forward                 13,771
    foreign currency contracts                                                                                       --------------
                                                                                                                          (873,745)
    Net realized and unrealized gain (loss) on investments                                                           --------------
                                                                                                                        $ (362,620)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    ==============


See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                    JUNE 30, 2008     YEAR ENDED
                                                                                                     (UNAUDITED)  DECEMBER 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                                                                   $ 511,125       $ 982,897
  Net realized gain on investments and foreign currencies                                                 (853,688)       (687,778)
                                                                                                           (20,057)     (7,238,707)
  Change in unrealized appreciation/depreciation on investments and foreign currency contracts       --------------  --------------
                                                                                                          (362,620)     (6,943,588)
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A                                                                                               (257,487)       (858,071)
    Class C                                                                                                 (3,899)       (241,678)
    Class I                                                                                               (115,616)         (9,422)
  Net realized gain
    Class A                                                                                                      --       (588,806)
    Class C                                                                                                      --       (299,024)
                                                                                                                 --         (9,799)
    Class I                                                                                          --------------  --------------
                                                                                                          (377,002)     (2,006,800)
  Decrease in net assets from distributions                                                          --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Class A                                                                                                 193,661       4,224,538
    Class C                                                                                                  52,150       1,175,161
    Class I                                                                                                  16,132          20,900
  Distributions reinvested
    Class A                                                                                                 194,955       1,130,816
    Class C                                                                                                  93,133         490,122
    Class I                                                                                                   1,532           4,842
  Shares redeemed
    Class A                                                                                             (3,192,053)    (21,964,472)
    Class C                                                                                             (1,841,408)     (4,142,660)
    Class I                                                                                               (225,905)        (26,282)
  Return of Capital
    Class A                                                                                                      --        (56,273)
    Class C                                                                                                      --        (17,781)
                                                                                                                 --           (654)
    Class I                                                                                          --------------  --------------
                                                                                                        (4,707,803)    (19,161,743)
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------
NET ASSETS
  Increase (decrease) during period                                                                     (5,447,425)    (28,112,131)
                                                                                                         22,032,577      50,144,708
  Beginning of period                                                                                --------------  --------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $138,159 AND $4,036,            $ 16,585,152    $ 22,032,577
  RESPECTIVELY.)                                                                                     ==============  ==============


See Notes to Financial Statements


DIVIDEND CAPITAL REALTY INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS A SHARES
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED        YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                        JUNE 30, 2008        DECEMBER 31,        DECEMBER 31,        SEPTEMBER 30,
                                                        (UNAUDITED)1             2007               2006**               2006
                                                     ------------------    ---------------    ------------------    ---------------


                                                          $ 10.11               $ 13.24            $ 13.05              $ 12.22
NET ASSET VALUE, BEGINNING OF PERIOD                  -----------           -----------        -----------          -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                               0.28                  0.25               0.13                 0.51
  Net realized and unrealized gain (loss) on               (0.53)                (2.62)               0.59                 1.16
    investments and foreign currency transactions     -----------           -----------        -----------          -----------
                                                           (0.25)                (2.37)               0.72                 1.67
  TOTAL FROM INVESTMENT ACTIVITIES                    -----------           -----------        -----------          -----------
DISTRIBUTIONS
  Net investment income                                    (0.22)                (0.37)             (0.14)               (0.51)
                                                               --                (0.39)             (0.39)               (0.33)
  Net realized gain                                   -----------           -----------        -----------          -----------
                                                           (0.22)                (0.76)             (0.53)               (0.84)
  TOTAL DISTRIBUTIONS                                 -----------           -----------        -----------          -----------

                                                           $ 9.64               $ 10.11            $ 13.24              $ 13.05
NET ASSET VALUE, END OF PERIOD                        ===========           ===========        ===========          ===========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                              (2.49%)              (18.56%)              5.58%               14.25%
Ratio to average net assets (A)
  Expenses(B)                                               1.80%***              1.80%              1.80%***             1.80%
  Net investment income                                     5.52%***              2.61%              3.95%***             4.08%
Portfolio turnover rate                                    26.58%                72.88%             28.27%              118.41%
Net assets, end of period (000's)                        $ 10,786              $ 14,078           $ 36,930             $ 35,705


* Commencement of operations of each class of shares was December 18, 2003.
**Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized
(A)Fee waivers and reimbursements reduced the expense ratio and increased the net investment income ratio for each class by 0.79%
for the six months ended June 30, 2008, 0.24% for the year ended December 31, 2007, 0.23% for the period October 1, 2006 through
December 31, 2006, 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.
1Per share information has been calculated using the average of shares outstanding.


DIVIDEND CAPITAL REALTY INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          CLASS A SHARES
                                                                                               ------------------------------------
                                                                                                  YEAR ENDED
                                                                                                SEPTEMBER 30,        PERIOD ENDED
                                                                                                     2005           SEPTEMBER 30,
                                                                                               ---------------          2004*



                                                                                                    $ 11.20           $ 10.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                            -----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                         0.40              0.29
                                                                                                       1.41              1.21
  Net realized and unrealized gain (loss) on investments and foreign currency transactions      -----------        ----------
                                                                                                       1.81              1.50
  TOTAL FROM INVESTMENT ACTIVITIES                                                              -----------        ----------
DISTRIBUTIONS
  Net investment income                                                                              (0.40)            (0.27)
                                                                                                     (0.39)            (0.03)
  Net realized gain                                                                             -----------        ----------
                                                                                                     (0.79)            (0.30)
  TOTAL DISTRIBUTIONS                                                                           -----------        ----------

                                                                                                    $ 12.22           $ 11.20
NET ASSET VALUE, END OF PERIOD                                                                  ===========        ==========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                                                                         16.48%            15.10%
Ratio to average net assets (A)
  Expenses(B)                                                                                         1.80%             1.80%***
  Net investment income                                                                               4.62%             4.83%***
Portfolio turnover rate                                                                             251.29%           497.37%
Net assets, end of period (000's)                                                                  $ 27,140           $ 2,722


* Commencement of operations of each class of shares was December 18, 2003.
**Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized
(A)Fee waivers and reimbursements reduced the expense ratio and increased the net investment income ratio for each class by 0.79%
for the six months ended June 30, 2008, 0.24% for the year ended December 31, 2007, 0.23% for the period October 1, 2006 through
December 31, 2006, 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.
1Per share information has been calculated using the average of shares outstanding.


See Notes to Financial Statements


DIVIDEND CAPITAL REALTY INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS C SHARES
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED       YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                                        JUNE 30, 2008        DECEMBER 31,        DECEMBER 31,        SEPTEMBER 30,
                                                         (UNAUDITED)1            2007               2006**               2006
                                                      -----------------    ---------------    ------------------    ---------------


                                                           $ 9.98               $ 13.14            $ 12.94              $ 12.15
NET ASSET VALUE, BEGINNING OF PERIOD                   ----------           -----------        -----------          -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                               0.24                  0.23               0.10                 0.42
  Net realized and unrealized gain (loss) on               (0.52)                (2.73)               0.60                 1.13
    investments and foreign currency transactions      ----------           -----------        -----------          -----------
                                                           (0.28)                (2.50)               0.70                 1.55
  TOTAL FROM INVESTMENT ACTIVITIES                     ----------           -----------        -----------          -----------
DISTRIBUTIONS
  Net investment income                                    (0.18)                (0.27)             (0.11)               (0.43)
                                                               --                (0.39)             (0.39)               (0.33)
  Net realized gain                                    ----------           -----------        -----------          -----------
                                                           (0.18)                (0.66)             (0.50)               (0.76)
  TOTAL DISTRIBUTIONS                                  ----------           -----------        -----------          -----------

                                                           $ 9.52                $ 9.98            $ 13.14              $ 12.94
NET ASSET VALUE, END OF PERIOD                         ==========           ===========        ===========          ===========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                              (2.83%)              (19.21%)              5.47%               13.31%
Ratio to average net assets (A)
  Expenses(B)                                               2.55%***              2.55%              2.55%***             2.55%
  Net investment income                                     4.77%***              1.86%              3.20%***             3.48%
Portfolio turnover rate                                    26.58%                72.88%             28.27%              118.41%
Net assets, end of period (000's)                         $ 5,731               $ 7,684           $ 12,860             $ 11,858


*Commencement of operations of each class of shares was December 18, 2003.
**Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized
(A)Fee waivers and reimbursements reduced the expense ratio and increased the net investment income ratio for each class by 0.79%
for the six months ended June 30, 2008, 0.24% for the year ended December 31, 2007, 0.23% for the period October 1, 2006 through
December 31, 2006, 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.
1Per share information has been calculated using the average of shares outstanding.


DIVIDEND CAPITAL REALTY INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          CLASS C SHARES
                                                                                               ------------------------------------
                                                                                                  YEAR ENDED
                                                                                                SEPTEMBER 30,        PERIOD ENDED
                                                                                                     2005           SEPTEMBER 30,
                                                                                               ---------------          2004*


                                                                                                    $ 11.16           $ 10.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                            -----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                         0.32              0.21
                                                                                                       1.38              1.21
  Net realized and unrealized gain (loss) on investments and foreign currency transactions      -----------        ----------
                                                                                                       1.70              1.42
  TOTAL FROM INVESTMENT ACTIVITIES                                                              -----------        ----------
DISTRIBUTIONS
  Net investment income                                                                              (0.32)            (0.23)
                                                                                                     (0.39)            (0.03)
  Net realized gain                                                                             -----------        ----------
                                                                                                     (0.71)            (0.26)
  TOTAL DISTRIBUTIONS                                                                           -----------        ----------

                                                                                                    $ 12.15           $ 11.16
NET ASSET VALUE, END OF PERIOD                                                                  ===========        ==========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                                                                         15.52%            14.29%
Ratio to average net assets (A)
  Expenses(B)                                                                                         2.55%             2.55%***
  Net investment income                                                                               3.87%             4.05%***
Portfolio turnover rate                                                                             251.29%           497.37%
Net assets, end of period (000's)                                                                  $ 11,814           $ 1,266


*Commencement of operations of each class of shares was December 18, 2003.
**Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized
(A)Fee waivers and reimbursements reduced the expense ratio and increased the net investment income ratio for each class by 0.79%
for the six months ended June 30, 2008, 0.24% for the year ended December 31, 2007, 0.23% for the period October 1, 2006 through
December 31, 2006, 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.
1Per share information has been calculated using the average of shares outstanding.


See Notes to Financial Statements


DIVIDEND CAPITAL REALTY INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS I SHARES
                                           ----------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED       YEAR ENDED        PERIOD ENDED         YEAR ENDED      YEAR ENDED
                                            JUNE 30, 2008        DECEMBER 31,       DECEMBER 31,       SEPTEMBER 30,     SEPTEMBER
                                             (UNAUDITED)1            2007              2006**               2006          30, 2005
                                          -----------------    ---------------    -----------------    --------------    ----------


                                              $ 10.51              $ 13.73           $ 13.52              $ 12.67           $ 11.19
NET ASSET VALUE, BEGINNING OF PERIOD       ----------          -----------        ----------           ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                   0.31                 0.37              0.16                 0.57              0.52
  Net realized and unrealized gain
    (loss) on investments and foreign          (0.58)               (2.81)              0.61                 1.18              1.87
    currency transactions                  ----------          -----------        ----------           ----------        ----------
                                               (0.27)               (2.44)              0.77                 1.75              2.39
  TOTAL FROM INVESTMENT ACTIVITIES         ----------          -----------        ----------           ----------        ----------
DISTRIBUTIONS
  Net investment income                        (0.23)               (0.39)            (0.17)               (0.57)            (0.52)
                                                   --               (0.39)            (0.39)               (0.33)            (0.39)
  Net realized gain                        ----------          -----------        ----------           ----------        ----------
                                               (0.23)               (0.78)            (0.56)               (0.90)            (0.91)
  TOTAL DISTRIBUTIONS                      ----------          -----------        ----------           ----------        ----------

                                              $ 10.01              $ 10.51           $ 13.73              $ 13.52           $ 12.67
NET ASSET VALUE, END OF PERIOD             ==========          ===========        ==========           ==========        ==========

TOTAL RETURN                                  (2.59%)             (18.28%)             5.73%               14.46%            21.83%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses(B)                                   1.55%***             1.55%             1.55%***             1.55%             1.55%
  Net investment income                         5.77%***             2.86%             4.20%***             4.64%             4.87%
Portfolio turnover rate                        26.58%               72.88%            28.27%              118.41%           251.29%
Net assets, end of period (000's)                $ 68                $ 270             $ 354                $ 390             $ 548

*Commencement of operations of each class of shares was December 18, 2003.
**Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized
(A)Fee waivers and reimbursements reduced the expense ratio and increased the net investment income ratio for each class by 0.79%
for the six months ended June 30, 2008, 0.24% for the year ended December 31, 2007, 0.23% for the period October 1, 2006 through
December 31, 2006, 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.
1Per share information has been calculated using the average of shares outstanding.


DIVIDEND CAPITAL REALTY INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CLASS I SHARES
                                                                                                           ------------------------

                                                                                                   PERIOD ENDED SEPTEMBER 30, 2004*
                             ------------------------------------------------------------------------------------------------------



                                                                                                                      $ 10.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                           0.29
                                                                                                                         1.21
  Net realized and unrealized gain (loss) on investments and foreign currency transactions                         ----------
                                                                                                                         1.50
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                 ----------
DISTRIBUTIONS
  Net investment income                                                                                                (0.28)
                                                                                                                       (0.03)
  Net realized gain                                                                                                ----------
                                                                                                                       (0.31)
  TOTAL DISTRIBUTIONS                                                                                              ----------

                                                                                                                      $ 11.19
NET ASSET VALUE, END OF PERIOD                                                                                     ==========

TOTAL RETURN                                                                                                           15.10%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses(B)                                                                                                           1.55%***
  Net investment income                                                                                                 5.08%***
Portfolio turnover rate                                                                                               497.37%
Net assets, end of period (000's)                                                                                        $ 53


*Commencement of operations of each class of shares was December 18, 2003.
**Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized
(A)Fee waivers and reimbursements reduced the expense ratio and increased the net investment income ratio for each class by 0.79%
for the six months ended June 30, 2008, 0.24% for the year ended December 31, 2007, 0.23% for the period October 1, 2006 through
December 31, 2006, 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.
1Per share information has been calculated using the average of shares outstanding.


See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Dividend Capital Realty Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2003 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 15,000,000; Class B: 10,000,000; Class C:
10,000,000; Class I: 15,000,000) of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers three Classes of shares ("Class A", "Class C", and "Class I").

     The investment objective of the Fund is to seek current income. Capital appreciation is a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs"). Such securities include common stocks, preferred stocks, debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

VALUATION
INPUTS
--------------                                                                                             INVESTMENT IN SECURITIES
                 ------------------------------------------------------------------------------------------------------------------

Level 1- Quoted Prices                                                                                                 $ 16,415,690
Level 2- Other Significant Observable Inputs                                                                                     --
                                                                                                                                 --
Level 3- Significant Unobservable Inputs                                                                             --------------
                                                                                                                       $ 16,415,690
Total                                                                                                                ==============


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a specific identification basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund's tax year is December 31, therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At June 30, 2008, the following tax years are open: tax years ended September 30, 2005-2006 and December 31, 2006-2007. The Fund has no examinations in progress. The Fund reviewed the six months ended June 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

REAL ESTATE INVESTMENT TRUST SECURITIES

     The Fund has made certain investments in real estate investment trusts ("REITs") which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT's taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Dividend Capital Investments, LLC, ("DCI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. DCI has contractually agreed to waive its fees and reimburse the Fund for expenses through March 2, 2009 in order to limit the Class A operating expenses to 1.80% of Class A average net assets; Class C operating expenses to 2.55% of Class C average net assets and Class I operating expenses to 1.55% of Class I average net assets. For the six months ended June 30, 2008, DCI earned $97,279 in advisory fees, of which $76,382 was waived.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2008 was $386,450 and expire as follows:

YEAR EXPIRING                                                                                                                AMOUNT
 ------------------------------------------------------------------------------------------------------------------  --------------

2008                                                                                                                      $ 111,696
2009                                                                                                                        101,256
2010                                                                                                                         97,116
                                                                                                                             76,382
2011                                                                                                                 --------------
                                                                                                                          $ 386,450
                                                                                                                     ==============


     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class A or Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class A average daily net assets, and at the rate of 0.75% on the Fund's Class C average daily net assets. For the six months ended June 30, 2008, there were $15,489 of distribution expenses incurred by the Fund's Class A shares.

     The Fund's Distribution and Service Plan for its Class C shares also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the Class C average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended June 30, 2008, there were $34,218 of distribution and servicing fees incurred.

     First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting fees of $481 were received by FDCC in connection with the distribution of the Fund's shares during the six months ended June 30, 2008. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 30 days of purchase and for certain Class C Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended June 30, 2008, the CDSC for Fund shares redeemed was $848.
     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% of average daily net assets. CSS earned and received $9,728 for its services for the six months ended June 30, 2008. Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. CSS received $220 of the $23,298 of shareholder services and reports expense incurred and $1,440 of the $19,853 filing and registration fees incurred for hourly services provided to the Fund.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned and received $16,249 for its services for the six months ended June 30, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned and received $7,458 for its services for the six months ended June 30, 2008.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or directors of CFA, CSS, DCI, FDCC and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2008, aggregated $5,131,690 and $9,637,676, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

     The tax character of distributions paid during the six months ended June 30, 2008 and during the year ended December 31, 2007 were as follows:

                                                                                              Six months ended
                                                                                                 June 30, 2008           Year ended
                                                                                                   (unaudited)    December 31, 2007
                                                                                              ----------------   ------------------

Distributions paid from:
Ordinary income                                                                                      $ 377,002          $ 1,109,171
                                                                                                            --              897,629
Net realized gain                                                                             ----------------   ------------------
                                                                                                     $ 377,002          $ 2,006,800
Total distributions                                                                           ================   ==================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                          SIX MONTHS ENDED                 SIX MONTHS ENDED                SIX MONTHS ENDED
                                           JUNE 30, 2008                    JUNE 30, 2008                    JUNE 30, 2008
                                            (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                                19,093       $ 193,661            5,368        $ 52,150            1,475        $ 16,132
Shares reinvested                          19,726         194,955            9,541          93,133              149           1,532
                                        (312,897)     (3,192,053)        (182,853)     (1,841,408)         (20,585)       (225,905)
Shares redeemed                    --------------  --------------   --------------  --------------   --------------  --------------
                                        (274,078)   $ (2,803,437)        (167,944)   $ (1,696,125)         (18,961)     $ (208,241)
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============



                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                             YEAR ENDED                       YEAR ENDED                      YEAR ENDED
                                         DECEMBER 31, 2007                DECEMBER 31, 2007                DECEMBER 31, 2007
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               325,375     $ 4,224,538           90,225     $ 1,175,161            1,636        $ 20,900
Shares reinvested                          96,972       1,130,816           44,138         490,122              412           4,842
                                      (1,819,192)    (21,964,472)        (343,473)     (4,142,660)          (2,150)        (26,282)
Shares redeemed                    --------------  --------------   --------------  --------------   --------------  --------------
                                      (1,396,845)  $ (16,609,118)        (209,110)   $ (2,477,377)            (102)         $ (540)
Net increase (decrease)            ==============  ==============   ==============  ==============   ==============  ==============


NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

     In order to settle foreign security transactions and to protect them against possible fluctuations in foreign exchange rates pending the settlement of securities transactions, the Fund enters into forward currency contracts which obligate them to exchange currencies at specified future dates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.

                                                                                                                    Unrealized Gain
Currency                                                             U.S. $ Amount Currency Amount      Settle Date          (Loss)
-----------------------------------------------------------------   --------------  --------------   --------------  --------------
Canadian Dollar                                                          $ 541,632         550,000          7/25/08         $ 1,730


DIVIDEND CAPITAL REALTY INCOME FUND
THE WORLD FUNDS, INC. (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov. QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Directors of the Company (the "Board") held on February 28, 2008 (the "Meeting"), the Board, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and Dividend Capital Investments LLC (the "Advisor"), relating to the Fund.
In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

(i) The nature, extent and quality of services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Advisor in managing the Fund. Additionally, representatives from the Advisor joined the Meeting and discussed the Advisor's organization, capital structure (and that of its parent companies) and its positive compliance history. They also discussed the Advisor's investment strategies, noting that the Fund strives for current income as well as capital appreciation, which also brings broader portfolio diversification. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

(ii) Investment performance of the Fund and the Advisor. The Board, using written materials provided by the Advisor and by the Fund's Administrator, considered the Fund's performance compared to benchmark indexes and other similar mutual funds for various trailing periods ended September 30, 2007. In particular, the Board noted that, despite a challenging market, the Fund's performance was within the range of its peer group and benchmark indexes, and concluded that it was satisfied with the investment performance of the Fund.
(iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Advisor from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and the profitability of the Advisor. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. Representatives from the Advisor also discussed with the Board fees charged by comparable funds. In reviewing the advisory fee, the Board considered fees paid by other international funds of comparable size and investment objective, noting that the Fund's total fees and expenses were within the range of fees and expenses paid by other peer funds with similar asset levels. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profits were not excessive. In addition, the Board discussed the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect such economies of scale. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered the Advisor's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio.

(v) Other considerations. The Board also determined that the Advisor has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund.

After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement.

INVESTMENT ADVISOR:

Dividend Capital Investments LLC
518 Seventeenth Street, Suite 1200
Denver, Colorado 80202

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to the Dividend Capital Realty Income Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at dividendcapital.com or theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                      DIVIDEND CAPITAL REALTY INCOME FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

EASTERN EUROPEAN EQUITY FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
CLASS A                                                 January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                     $ 960.39                    $ 11.99
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,012.70                   $ 12.31



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
CLASS C                                                 January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                     $ 959.69                    $ 15.64
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,008.95                   $ 16.03


* - Expenses are equal to the Fund's annualized expense ratio of 2.46% for Class A and 3.21% for Class C, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.


                          EASTERN EUROPEAN EQUITY FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF JUNE 30, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Agricultural Operations                         7.00
Closed End Funds                                18.70
Commercial Banks and Finances                   7.04
Gold Mining                                     0.84
Investment Companies                            4.81
Medical-Drugs                                   5.28
Oil Companies-Exploration & Production          3.18
Oil-Field Services                              0.75
Other                                           13.80
Real Estate Management/Services                 3.91
Real Estate Operations/Development              9.82
Telecom Services                                12.34
Telephone-Integrated                            12.17
Tobacco                                         1.67

                          EASTERN EUROPEAN EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------
                                                                                                                     --------------

                COMMON STOCKS:                                                                             84.48%

                AUSTRIA:                                                                                   16.97%
   124,527      CA Immobilien International                                                                             $ 1,960,802
   30,000       CAT Oil AG*                                                                                                 425,142
   150,000      ECO Eastern Europe R/EST*                                                                                 2,361,900
   250,000      Immoeast AG*                                                                                              2,216,249
   280,000      Uralchimplast Beteiligungs*                                                                               2,649,736
                                                                                                                     --------------
                                                                                                                          9,613,829
                                                                                                                     --------------

                BULGARIA:                                                                                   4.30%
  2,470,000     Bulgarian Property Development*                                                                           2,433,807
                                                                                                                     --------------

                CROATIA:                                                                                    3.56%
   34,000       Hrvatski Telekom DD                                                                                       2,015,329
                                                                                                                     --------------

                CZECH REPUBLIC:                                                                             6.46%
   27,000       ORCO Property Group                                                                                       1,583,451
    3,200       Philip Morris CR                                                                                            947,181
   35,000       Telefonica 02 Czech Republic                                                                              1,131,750
                                                                                                                     --------------
                                                                                                                          3,662,382
                                                                                                                     --------------

                GERMANY:                                                                                    0.52%
   211,355      Magnat Real Estate Opps*                                                                                    296,192
                                                                                                                     --------------

                GREAT BRITAIN:                                                                             12.85%
   144,000      Equest Investments Balkans*                                                                               2,723,141
   136,000      Highland Gold Mining Ltd.*                                                                                  473,763
   590,000      Lewis Charles Romania Property Fund Ltd.*                                                                 1,059,945
   350,000      Regal Petroleum PLC*                                                                                      1,799,254
   22,000       Ukraine Opportunity Trust PL*                                                                                49,060
   110,000      Ukraine Opportunity Trust PL Ord*                                                                         1,177,000
                                                                                                                     --------------
                                                                                                                          7,282,163
                                                                                                                     --------------

                HUNGARY:                                                                                   15.43%
   286,793      Ablon Group                                                                                                 870,608
   12,500       Egis RT                                                                                                   1,263,213



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------
                                                                                                                     --------------

                HUNGARY (continued):
    8,000       Gedeon Richter Ltd GDR Reg S                                                                            $ 1,729,043
  1,000,000     Magyar Telekom Telecomm                                                                                   4,877,233
                                                                                                                     --------------
                                                                                                                          8,740,097
                                                                                                                     --------------

                ISRAEL:                                                                                     7.04%
   375,000      Bank Hapoalim Ltd.                                                                                        1,652,588
   470,000      Bank Leumi Le-Israel                                                                                      2,338,726
                                                                                                                     --------------
                                                                                                                          3,991,314
                                                                                                                     --------------

                POLAND:                                                                                     5.13%
   300,000      Telekomunikacja Polska SA                                                                                 2,904,724
                                                                                                                     --------------

                RUSSIA:                                                                                     1.06%
      1         Joint Stock Company Open GDR                                                                                     47
   20,000       AFK Sistema Regs Spons GDR*                                                                                 601,200
                                                                                                                     --------------
                                                                                                                            601,247
                                                                                                                     --------------

                SWEDEN:                                                                                     7.00%
   50,000       Black Earth Farming Ltd.-SDR*                                                                               379,284
  1,550,000     Trigon Agri A/S*                                                                                          3,587,726
                                                                                                                     --------------
                                                                                                                          3,967,010
                                                                                                                     --------------

                TURKEY:                                                                                     4.16%
   700,000      Turk Telekomunikasyon AS*                                                                                 2,357,365
                                                                                                                     --------------

                TOTAL INVESTMENTS:

                (COST: $49,829,917)                                                                        84.48%        47,865,459
                Other assets, net of liabilities                                                           15.52%         8,792,184
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 56,657,643

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

SDR- Security represented is held by the custodian bank in the form of Special Drawing Rights.


See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $ 49,829,917) (Note 1)                                                      $ 47,865,459
  Cash                                                                                                                   11,458,489
  Foreign currency (cost of $157,454)                                                                                       170,464
  Receivable for capital stock sold                                                                                          16,951
  Dividends receivable                                                                                                       20,585
  Tax reclaim receivable                                                                                                     13,013
                                                                                                                             20,055
  Prepaid expenses                                                                                                   --------------
                                                                                                                         59,565,016
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                        2,569,496
  Payable for capital stock redeemed                                                                                        185,801
  Accrued investment management fees                                                                                         53,594
  Accrued administration and transfer agency fees                                                                             9,039
  Accrued professional fees                                                                                                  25,538
  Accrued custodian fees                                                                                                     29,645
                                                                                                                             34,260
  Other accrued expenses                                                                                             --------------
                                                                                                                          2,907,373
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 56,657,643
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 2,316,309 $0.01 par value shares of beneficial interest outstanding                    $ 58,769,517
  Accumulated net investment income (loss)                                                                                 (23,833)
  Accumulated net realized gain (loss) on investments and foreign currency transactions                                   (129,040)
                                                                                                                        (1,959,001)
  Net unrealized appreciation (depreciation) on investments and foreign currency                                     --------------
                                                                                                                       $ 56,657,643
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
CLASS A
                                                                                                                            $ 24.49
  ($54,990,918 / 2,245,587 shares outstanding; 20,000,000 authorized)                                                ==============

                                                                                                                            $ 25.98
MAXIMUM OFFERING PRICE PER SHARE ($24.49 X 100/94.25)                                                                ==============
  CLASS C
                                                                                                                            $ 23.57
  ($1,666,725 / 70,722 shares outstanding; 15,000,000 authorized)                                                    ==============


See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (net of foreign tax withheld of $101,770)                                                                      $ 580,722
                                                                                                                            166,046
  Interest income                                                                                                    --------------
                                                                                                                            746,768
    Total investment income                                                                                          --------------

EXPENSES
  Investment management fees (Note 2)                                                                                       385,692
  Rule 12b-1 and servicing fees (Note 2)
    Class A                                                                                                                  75,404
    Class C                                                                                                                   8,650
  Recordkeeping and administrative services (Note 2)                                                                         61,711
  Custody fees                                                                                                               60,639
  Accounting fees                                                                                                            20,428
  Transfer agent fees (Note 2)                                                                                               66,433
  Shareholder services and reports (Note 2)                                                                                  44,053
  Professional fees                                                                                                          16,928
  Compliance fees                                                                                                             2,442
  Directors fees                                                                                                              4,979
  Filing and registration fees (Note 2)                                                                                      18,858
                                                                                                                              4,384
  Insurance expense                                                                                                  --------------
                                                                                                                            770,601
    Total expenses                                                                                                   --------------
                                                                                                                           (23,833)
    Net investment income (loss)                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
    Net realized gain (loss) on investments                                                                             (2,903,132)
    Net realized gain (loss) on foreign currency transactions                                                               710,986
                                                                                                                          (535,034)
    Net change in unrealized appreciation (depreciation) of investments and foreign currencies                       --------------
                                                                                                                        (2,727,180)
    Net realized and unrealized gain (loss)                                                                          --------------
                                                                                                                      $ (2,751,013)
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                ==============


See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                    JUNE 30, 2008     YEAR ENDED
                                                                                                     (UNAUDITED)  DECEMBER 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                           $ (23,833)     $ (335,101)
  Net realized gain (loss) on investments and foreign currency transactions                             (2,192,146)      16,854,099
                                                                                                          (535,034)    (12,399,740)
  Change in unrealized appreciation/depreciation on investments and foreign currencies               --------------  --------------
                                                                                                        (2,751,013)       4,119,258
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A                                                                                                      --     (1,480,364)
    Class C                                                                                                      --        (17,083)
  Net realized gain
    Class A                                                                                                      --    (11,080,032)
                                                                                                                 --       (305,435)
    Class C                                                                                          --------------  --------------
                                                                                                                 --    (12,882,914)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Class A                                                                                               2,380,308      16,591,107
    Class C                                                                                                 375,431       1,426,284
  Shares reinvested
    Class A                                                                                                      --      11,603,272
    Class C                                                                                                      --         272,169
  Shares redeemed
    Class A                                                                                            (13,668,681)    (31,457,816)
                                                                                                          (429,185)       (494,296)
    Class C                                                                                          --------------  --------------
                                                                                                       (11,342,127)     (2,059,280)
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase (decrease) during period                                                                    (14,093,140)    (10,822,936)
                                                                                                         70,750,783      81,573,719
  Beginning of period                                                                                --------------  --------------
                                                                                                       $ 56,657,643    $ 70,750,783
END OF PERIOD                                                                                        ==============  ==============


See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                     CLASS A SHARES
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                          JUNE 30,                         YEARS ENDED DECEMBER 31,
                                                     ------------------    --------------------------------------------------------
                                                      2008 (UNAUDITED)           2007                2006                2005
                                                     ------------------    ---------------    ------------------    ---------------


                                                          $ 25.50               $ 29.61            $ 22.82              $ 19.12
NET ASSET VALUE, BEGINNING OF PERIOD                  -----------           -----------        -----------          -----------
INVESTMENT ACTIVITIES
  Net investment loss                                      (0.01)                (0.12)             (0.15)               (0.29)
  Net realized and unrealized gain (loss) on               (1.00)                  1.54               6.98                 3.99
    investments                                       -----------           -----------        -----------          -----------
                                                           (1.01)                  1.42               6.83                 3.70
  TOTAL FROM INVESTMENT ACTIVITIES                    -----------           -----------        -----------          -----------
DISTRIBUTIONS
  Net investment income                                        --                (0.65)             (0.04)                   --
                                                               --                (4.88)                 --                   --
  Net realized gain                                   -----------           -----------        -----------          -----------
                                                               --                (5.53)             (0.04)                   --
  TOTAL DISTRIBUTIONS                                 -----------           -----------        -----------          -----------
                                                               --                    --                 --                   --
PAID -IN CAPITAL FROM REDEMPTION FEES                 -----------(1)        -----------        -----------          -----------

                                                          $ 24.49               $ 25.50            $ 29.61              $ 22.82
NET ASSET VALUE, END OF PERIOD                        ===========           ===========        ===========          ===========

TOTAL RETURN                                              (3.96%)                 1.14%             29.92%               19.35%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                  2.46%*                2.25%              2.49%(A)             2.54%
  Expenses, net                                             2.46%*                2.25%              2.37%(B)             2.54%
  Net investment loss                                     (0.06%)*              (0.39%)            (0.58%)              (1.34%)
Portfolio turnover rate                                    68.88%               209.58%            115.04%               67.09%
Net assets, end of period (000's)                        $ 54,991              $ 68,956           $ 80,711             $ 62,939


^ Effective November 8, 2004, the Fund's name changed from Vontobel Eastern European Equity Fund to the Eastern European Equity
Fund. The Fund maintained its financial statements, information and performance history.
(A)Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(B)Expense ratio- net reflects the effect of the custodian fee credits the fund received.
* Annualized.
(1) Less than one cent per share.


EASTERN EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                           CLASS A SHARES
                                                                                                 ----------------------------------
                                                                                                      YEARS ENDED DECEMBER 31,
                                                                                                 ----------------------------------
                                                                                                      2004^              2003
                                                                                                 ---------------    ---------------



                                                                                                     $ 12.84             $ 8.58
NET ASSET VALUE, BEGINNING OF PERIOD                                                             -----------        -----------
INVESTMENT ACTIVITIES
  Net investment loss                                                                                 (0.21)             (0.08)
                                                                                                        6.49               4.34
  Net realized and unrealized gain (loss) on investments                                         -----------        -----------
                                                                                                        6.28               4.26
  TOTAL FROM INVESTMENT ACTIVITIES                                                               -----------        -----------
DISTRIBUTIONS
  Net investment income                                                                                   --                 --
                                                                                                          --                 --
  Net realized gain                                                                              -----------        -----------
                                                                                                          --                 --
  TOTAL DISTRIBUTIONS                                                                            -----------        -----------
                                                                                                          --                 --
PAID -IN CAPITAL FROM REDEMPTION FEES                                                            -----------        -----------

                                                                                                     $ 19.12            $ 12.84
NET ASSET VALUE, END OF PERIOD                                                                   ===========        ===========

TOTAL RETURN                                                                                          48.91%             49.65%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                                                             3.04%              2.94%
  Expenses, net                                                                                        3.04%              2.94%
  Net investment loss                                                                                (1.55%)            (0.09%)
Portfolio turnover rate                                                                               91.97%            117.27%
Net assets, end of period (000's)                                                                   $ 53,324           $ 38,648


^ Effective November 8, 2004, the Fund's name changed from Vontobel Eastern European Equity Fund to the Eastern European Equity
Fund. The Fund maintained its financial statements, information and performance history.
(A)Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(B)Expense ratio- net reflects the effect of the custodian fee credits the fund received.
* Annualized.
(1) Less than one cent per share.


See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS C SHARES
                                             --------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                                YEARS ENDED
                                                JUNE 30,                                   DECEMBER 31,
                                            ----------------    -------------------------------------------------------------------
                                            2008 (UNAUDITED)         2007               2006                2005           2004^
                                            ----------------    --------------    -----------------    --------------    ----------


                                                $ 24.56            $ 28.60           $ 22.21              $ 18.74           $ 12.70
NET ASSET VALUE, BEGINNING OF PERIOD         ----------         ----------        ----------           ----------        ----------
INVESTMENT ACTIVITIES
  Net investment loss                            (0.10)             (0.25)            (0.22)               (0.37)            (0.24)
  Net realized and unrealized gain               (0.89)               1.36              6.61                 3.84              6.28
    (loss) on investments                    ----------         ----------        ----------           ----------        ----------
                                                 (0.99)               1.11              6.39                 3.47              6.04
  TOTAL FROM INVESTMENT ACTIVITIES           ----------         ----------        ----------           ----------        ----------
DISTRIBUTIONS
  Net investment income                              --             (0.27)                --                   --                --
                                                     --             (4.88)                --                   --                --
  Net realized gain                          ----------         ----------        ----------           ----------        ----------
                                                     --             (5.15)                --                   --                --
  TOTAL DISTRIBUTIONS                        ----------         ----------        ----------           ----------        ----------
                                                $ 23.57            $ 24.56           $ 28.60              $ 22.21           $ 18.74
NET ASSET VALUE, END OF PERIOD               ==========         ==========        ==========           ==========        ==========

TOTAL RETURN                                    (4.03%)              3.98%            28.77%               18.49%            47.54%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                        3.21%**            3.00%             3.24%(A)             3.29%             3.79%
  Expenses, net                                   3.21%**            3.00%             3.12%(B)             3.29%             3.79%
  Net investment loss                           (0.81%)**          (1.14%)           (1.33%)              (2.09%)           (2.30%)
Portfolio turnover rate                          68.88%            209.58%           115.04%               67.09%            91.97%
Net assets, end of period (000's)               $ 1,667            $ 1,795             $ 863                $ 511              $ 89


*Commencement of operations for Class C shares was January 9, 2003.
**Annualized
^Effective November 8, 2004, the Fund's name changed from Vontobel Eastern European Equity Fund to the Eastern European Equity
Fund. The Fund maintained its financial statements, information and performance history.
(A)Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(B)Expense ratio- net reflects the effect of the custodian fee credits the fund received.


EASTERN EUROPEAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CLASS C SHARES
                                                                                                            -----------------------
                                                                                                                     PERIOD ENDED
                                                                                                                     December 31,
                                                                                                                        2003*
-------------------------------------------------------------------------------------------------------



                                                                                                                        $ 8.61
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                ----------
INVESTMENT ACTIVITIES
  Net investment loss                                                                                                   (0.27)
                                                                                                                          4.36
  Net realized and unrealized gain (loss) on investments                                                            ----------
                                                                                                                          4.09
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                  ----------
DISTRIBUTIONS
  Net investment income                                                                                                     --
                                                                                                                            --
  Net realized gain                                                                                                 ----------
                                                                                                                            --
  TOTAL DISTRIBUTIONS                                                                                               ----------
                                                                                                                       $ 12.70
NET ASSET VALUE, END OF PERIOD                                                                                      ==========

TOTAL RETURN                                                                                                            47.50%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                                                                               3.94%**
  Expenses, net                                                                                                          3.94%**
  Net investment loss                                                                                                  (1.90%)**
Portfolio turnover rate                                                                                                117.27%
Net assets, end of period (000's)                                                                                          $ 4


*Commencement of operations for Class C shares was January 9, 2003.
**Annualized
^Effective November 8, 2004, the Fund's name changed from Vontobel Eastern European Equity Fund to the Eastern European Equity
Fund. The Fund maintained its financial statements, information and performance history.
(A)Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.
(B)Expense ratio- net reflects the effect of the custodian fee credits the fund received.


See Notes to Financial Statements

EASTERN EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Eastern European Equity Fund (the "Fund"), previously the Vontobel Eastern European Equity Fund, is a series of The World Funds, Inc. ("TWF"), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I:
15,000,000) of its 1,050,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF. The Fund maintains its financial statements, information and performance history.

     The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Eastern Europe.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:


Valuation
Inputs
--------------                                                                                             Investment in Securities
                 ------------------------------------------------------------------------------------------------------------------

Level 1- Quoted Prices                                                                                                 $ 47,865,459
Level 2- Other Significant Observable Inputs                                                                                     --
                                                                                                                                 --
Level 3- Significant Unobservable Inputs                                                                             --------------
Total                                                                                                                  $ 47,865,459


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND DIVIDENDS

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At June 30, 2008, three previous tax years are open: December 31, 2005-December 31, 2007. The Fund has no examinations in progress. The Fund reviewed the six months ended June 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

     The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). CCM analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55% on the first $50 million of average daily net assets subject to the supervision of the sub-advisor and 0.50% on average daily net assets subject to the supervision of the sub-advisor in excess of $50 million. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the six months ended June 30, 2008, CCM earned and received $385,692 in advisory fees.

     Effective with the completion of the Fund's reorganization on November 8, 2004, CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2008 so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 2.75% and that the ratio of total annual operating expenses for the Fund's Class C Shares is limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.
     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund's shares, FDCC receives a maximum contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended June 30, 2008, FDCC received $3,979 in underwriting fees and commissions and $18,842 in CDSC fees relating to the distribution and redemption of certain Fund shares.

     The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended June 30, 2008, there were $75,404 in Class A 12b-1 expenses incurred.

     The Fund has adopted a Distribution Plan (the "Plan") for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the six months ended June 30, 2008, there were $8,650 in Class C 12b-1 and distribution expenses incurred.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives .20% of average daily net assets. CSS earned and received $61,711 for its services for the six months ended June 30, 2008. Additionally CSS received $388 of the $44,053 of shareholder services and reports expense incurred and $1,500 of the $18,858 filing and registration fees for hourly services provided to the Fund.
     Commonwealth Fund Services, Inc. ("CFSI") provides transfer and dividend disbursing agent services to the Fund. FSI received $66,433 for its services for the six months ended June 30, 2008.

     Certain officers and/or interested directors of the Fund are also officers and/or directors of VAM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

     Purchases and sales of securities other than short-term notes aggregated $35,291,859 and $33,678,197, respectively, for the six months ended June 30, 2008.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six month period ended June 30, 2008 and the year ended December 31, 2007 were as follows:

                                                                                                    SIX MONTH
                                                                                                       PERIOD
                                                                                                        ENDED
                                                                                                     JUNE 30,
                                                                                                         2008            YEAR ENDED
                                                                                                  (UNAUDITED)     DECEMBER 31, 2007
                                                                                                  -----------   -------------------

Distributions paid from:
Ordinary income                                                                                          $ --           $ 8,305,770
                                                                                                           --             4,577,144
Net Realized Gain                                                                                 -----------   -------------------
                                                                                                          $--          $ 12,882,914
                                                                                                  ===========   ===================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                            CLASS A SHARES                  CLASS C SHARES
                                                                           SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                            JUNE 30, 2008                    JUNE 30, 2008
                                                                             (UNAUDITED)                      (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                 97,425     $ 2,380,308           15,963       $ 375,431
Shares reinvested                                                               --              --               --              --
                                                                         (555,808)    (13,668,681)         (18,329)       (429,185)
Shares redeemed (a)                                                 --------------  --------------   --------------  --------------
                                                                         (458,383)  $ (11,288,373)          (2,366)      $ (53,754)
Net increase (decrease)                                             ==============  ==============   ==============  ==============
                                                                                             $ 997                              $--
(a) Net of redemption fees of                                                       ==============                   ==============



                                                                            CLASS A SHARES                  CLASS C SHARES
                                                                              YEAR ENDED                      YEAR ENDED
                                                                          DECEMBER 31, 2007                DECEMBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                541,141    $ 16,591,107           48,326       1,426,284
Shares reinvested                                                          457,723      11,603,272           11,145         272,169
                                                                       (1,021,008)    (31,457,816)         (16,554)       (494,296)
Shares redeemed (a)                                                 --------------  --------------   --------------  --------------
                                                                          (22,144)   $ (3,263,437)           42,917     $ 1,204,157
Net increase (decrease)                                             ==============  ==============   ==============  ==============
                                                                                           $ 1,575                              $--
(a) Net of redemption fees of                                                       ==============                   ==============


EASTERN EUROPEAN EQUITY FUND
THE WORLD FUNDS, INC. (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Eastern European Equity Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                          EASTERN EUROPEAN EQUITY FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

Dear Shareholder:

For the six month period ending June 30, 2008, the Net Asset Value (NAV) of Epoch's International Small Cap Fund ("the Fund") fell by 10.60%. By contrast, the S&P/Citigroup EMI EPAC Index fell by 10.42% over the same period.

Markets were highly volatile over the period, led by events in the financial sector. After a brief rally following the bailout/buyout of Bear Stearns, financials deteriorated further as they were forced to take additional credit-related write-downs and as continued stress in the interbank funding market slowed lending worldwide. We remain wary of the sector as we do not believe we have seen the full impact of credit losses, especially in Non-US institutions that are exposed to the US mortgage crisis through securitized products. In addition, falling home prices, rising food and energy bills and growing economic concerns continue to dampen consumer spending in most developed markets across the globe. Combined, these factors resulted in the very weak market environment over the period under review.

We positioned the Fund to be underweighted to Financials and Consumer-related stocks. In addition, the Fund benefited from stock selection within the industrial sector, focusing on companies that we believe will continue to outperform expectations as they are driven by long term structural growth themes.

The Fund's exposure within Information Technology also helped, as did the Fund's exposure to our "Feed the World" theme. Another positive for performance: we increased our weight in Japan during the quarter, as Japan posted leading returns over the period.

The primary detractor from performance over the period was security selection in the healthcare and energy sectors. On the last day of the quarter, our position in Southern Cross, the leading UK nursing home operator, fell significantly on the back of reduced 2008 guidance from management due to weaker occupancy and concerns that the company would be unable to resolve near-term debt issues.

Within energy, while our sector overweight was a positive as energy was clearly the best performing group, we had fewer highflier names exposed to coal, exploration and production which were the high fliers of the quarter.

Turning to market prospects, we remain highly cautious on equity markets globally. Our principal concerns are that, despite several downgrades, global GDP expectations remain too high and are likely to come in as we see a deeper slowdown in Europe. We believe the doubling of oil over the past year will result in meaningful demand destruction and negatively impact corporate top lines across many, if not all, sectors. Earnings downgrades will continue as severe inflation in commodities pressures margins.

Today, our primary themes remain: 1) exposure to global trade and infrastructure build; 2) aging demographics; 3) demand for oil services in the global trend to replace reserves; 4) emerging consumer; and, 5) feed the world. In the slower-growth world we anticipate, we realize that small caps are more vulnerable than large caps, as smaller companies typically have less pricing power and the impact of inflation and rising rates tends to bite them harder. To address these headwinds, we have focused our portfolio on companies that have leading market share, strong balance sheets and superior cash flow generation. We believe it is prudent to maintain a defensively positioned portfolio given the uncertainties on the horizon. That said, we continue to find strong company managements benefiting from the long-term themes that we have identified who have solid balance sheets, are growing free cash flow and trade at attractive valuation levels. We believe these opportunities will position us to create relative and absolute performance for our International Small Cap strategy.

William Priest
Portfolio Manager

Emily Baker
Portfolio Manager

Michael Welhoelter
Portfolio Manager

EPOCH INTERNATIONAL SMALL CAP FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions made within six months of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
CLASS I SHARES                                          January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                     $ 893.98                    $ 6.88
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,017.70                   $ 7.32



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
CLASS P SHARES                                          January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                     $ 892.69                    $ 8.05
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,016.45                   $ 8.57


* - Expenses are equal to the Fund's annualized expense ratio of 1.46% for the Class I and 1.71% for the Class P, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.


                       EPOCH INTERNATIONAL SMALL CAP FUND
          PORTFOLIO HOLDINGS, BY COUNTRY, AS PERCENTAGE OF NET ASSETS
                        AS OF JUNE 30, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Belgium                         5.87
Brazil                          6.94
Denmark                         6.22
France                          4.77
Germany                         5.94
Great Britain                   15.74
Hong Kong                       3.71
Italy                           2.63
Japan                           12.55
Netherlands                     5.08
Norway                          2.87
Spain                           2.57
Switzerland                     8.40
Other                           10.63

                       EPOCH INTERNATIONAL SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             93.92%

                AUSTRALIA:                                                                                  0.78%
   125,900      AGL Energy Ltd                                                                                          $ 1,721,154
   372,425      Macquarie Infrastructure Group                                                                              826,009
                                                                                                                     --------------
                                                                                                                          2,547,163
                                                                                                                     --------------

                AUSTRIA:                                                                                    1.13%
   34,750       Andritz Ag                                                                                                2,191,430
   15,600       Flughafen Wien AG*                                                                                        1,488,564
                                                                                                                     --------------
                                                                                                                          3,679,994
                                                                                                                     --------------

                BELGIUM:                                                                                    5.87%
   12,533       Ackermans & Van Haaren                                                                                    1,269,123
   51,160       Compagnie d'Entreprises CFE                                                                               5,183,813
   53,100       ION Beam Applications S.A.*                                                                               1,313,533
   18,450       KBC Ancora*                                                                                               1,612,351
   126,920      Nyrstar*                                                                                                  2,258,285
   258,802      Telenet Group Holding*                                                                                    5,864,063
   34,225       Umicore SA                                                                                                1,692,168
                                                                                                                     --------------
                                                                                                                         19,193,336
                                                                                                                     --------------

                BRAZIL:                                                                                     6.94%
   214,850      All American Latina Logis*                                                                                2,777,165
   57,500       Bovespa Holdings SA*                                                                                        716,949
    2,750       Brasil Broker Participac*                                                                                 2,481,203
   90,850       Diagnosticos DA America SA*                                                                               2,350,943
   61,650       Kroton Educational SA*                                                                                    1,255,018
   182,300      Localiza Rent A Car*                                                                                      2,021,748
   107,400      MRV Engenharia*                                                                                           2,388,910
   131,310      PDG Realty SA*                                                                                            1,883,262
   350,250      Redecard SA*                                                                                              6,800,907
                                                                                                                     --------------
                                                                                                                         22,676,105
                                                                                                                     --------------

                CANADA:                                                                                     0.56%
   661,000      Eastern Platinum Ltd.*                                                                                    1,816,469
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                CHINA:                                                                                      1.80%
  2,570,614     China Fishery Group Ltd.                                                                                $ 3,210,435
  4,796,426     Dalian Port (PDA) Co. Ltd.                                                                                2,675,788
                                                                                                                     --------------
                                                                                                                          5,886,223
                                                                                                                     --------------

                DENMARK:                                                                                    6.22%
   18,650       Carlsberg A/S                                                                                             1,800,877
   52,350       FLSmidth & Co. AS*                                                                                        5,745,583
   181,850      IVG Immobilien AG*                                                                                        3,584,989
   82,400       Kontron AG*                                                                                               1,128,799
   22,480       Linde*                                                                                                    3,160,952
   25,500       NKT Holding A/S*                                                                                          2,058,665
   47,250       Tognum AG*                                                                                                1,273,725
   11,900       Vossloh AG*                                                                                               1,551,485
                                                                                                                     --------------
                                                                                                                         20,305,075
                                                                                                                     --------------

                FINLAND:                                                                                    1.22%
   30,950       Outotec LYJ                                                                                               1,972,747
   79,720       YIT Oyj                                                                                                   2,005,923
                                                                                                                     --------------
                                                                                                                          3,978,670
                                                                                                                     --------------

                FRANCE:                                                                                     4.77%
   31,775       EDF Energies Nouvelles SA                                                                                 2,124,898
   33,605       Eurofins Scientific*                                                                                      2,830,922
   22,650       Generale De Geopphysique-Veritas*                                                                         1,071,724
   23,743       Group Bourbon SA                                                                                          1,476,362
   59,950       JC Decaux International*                                                                                  1,528,292
   12,200       Nexans SA*                                                                                                1,505,497
   36,250       Orpea SA*                                                                                                 1,791,717
    6,850       Seche Environmmement*                                                                                       903,328
   29,800       Sechilienne SA-SIDEC*                                                                                     2,338,646
                                                                                                                     --------------
                                                                                                                         15,571,386
                                                                                                                     --------------

                GERMANY:                                                                                    5.94%
   44,506       Fresenius SE PFD                                                                                          3,845,242
   33,580       Hamburger Hafen und Logistik AG*                                                                          2,612,028
    5,900       K & S AG*                                                                                                 3,402,978
   104,452      Rhoen-Klinikum AG                                                                                         3,317,362
   86,745       Stada Arzneimittel AG                                                                                     6,231,175
                                                                                                                     --------------
                                                                                                                         19,408,785
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                GREAT BRITAIN:                                                                             15.73%
   76,100       Admiral Group OLC*                                                                                      $ 1,209,605
   218,650      Aggreko PLC                                                                                               3,196,872
   112,050      Amec Ord*                                                                                                 1,985,116
   134,850      Axon Group PLC*                                                                                           1,218,012
   282,970      Balfour Beatty PLC                                                                                        2,393,940
   831,200      Cable & Wireless PLC*                                                                                     2,495,117
   519,320      Cobham PLC                                                                                                2,044,774
   756,870      Goodpack Ltd.*                                                                                              856,288
   56,853       Homeserve PLC                                                                                             1,915,995
   144,350      Intertek Group PLC*                                                                                       2,838,950
   26,352       Lonmin PLC                                                                                                1,673,880
   332,208      Northumbrian Water Group PLC *                                                                            2,079,768
  1,225,600     Rentokil Initial PLC*                                                                                     2,421,382
   488,905      Serco Group PLC                                                                                           4,357,568
   13,050       Soco International PLC *                                                                                    515,650
   556,810      Southern Cross Health Care*                                                                               1,440,902
   329,885      Spice PLC                                                                                                 3,637,947
   93,448       Tullow Oil PLC                                                                                            1,776,468
   74,410       Ultra Electronics Holdings PLC                                                                            1,767,078
   28,307       Venture Production*                                                                                         489,663
   362,140      VT Group PLC*                                                                                             4,566,750
   252,860      Wellstream Holdings PLC*                                                                                  6,543,462
                                                                                                                     --------------
                                                                                                                         51,425,187
                                                                                                                     --------------

                GREECE:                                                                                     1.76%
   204,318      Intralot SA                                                                                               3,506,738
   308,435      Marfin Popular Bank                                                                                       2,253,471
                                                                                                                     --------------
                                                                                                                          5,760,209
                                                                                                                     --------------

                HONG KONG:                                                                                  3.71%
  4,013,310     Citic 1616 Holdings Ltd.*                                                                                 1,101,441
   187,950      Gushan Environmental ENE-ADR*                                                                             2,183,979
  1,331,000     Hidili Industry Intl Deve*                                                                                2,321,462
   195,272      Hong Kong Aircraft Engineering                                                                            3,007,652
   514,050      Kowloon Development Co. Ltd.*                                                                               941,409
  6,912,000     Regent Pacific Group Ltd.*                                                                                  576,184
   680,597      Shun Tak Holdings*                                                                                          637,173
  1,446,000     TCC Intl Holdings Ltd.*                                                                                   1,051,468
   71,100       Wharf Holdings Ltd.*                                                                                        297,713
                                                                                                                     --------------
                                                                                                                         12,118,481
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                INDIA:                                                                                      0.82%
   49,750       Jain Irrigation Systems*                                                                                  $ 567,579
   288,600      Suzlon Energy Limited*                                                                                    1,450,727
   104,450      United Phosphorous Ltd.*                                                                                    668,650
                                                                                                                     --------------
                                                                                                                          2,686,956
                                                                                                                     --------------

                ITALY:                                                                                      2.64%
   113,850      ACEA SPA*                                                                                                 2,167,352
   112,850      Astaldi SPA*                                                                                                932,891
   153,200      Danieli & C Di Risp*                                                                                      3,640,141
   287,600      IFIL Investments SPA*                                                                                     1,870,291
                                                                                                                     --------------
                                                                                                                          8,610,675
                                                                                                                     --------------

                JAPAN:                                                                                     12.55%
   302,160      Air Water Inc.                                                                                            3,556,832
   64,650       Asahi Pretec Corp.                                                                                        2,015,176
   86,395       Daiseki Co. Ltd.                                                                                          2,749,930
   124,363      Dowa Mining Rts                                                                                                  --
   71,750       Exedy Corp.*                                                                                              1,888,514
   61,000       Hisaka Works Ltd.*                                                                                        1,298,239
   573,224      Hokuhoku Financial Group, Inc.                                                                            1,662,614
   298,600      Iwatani International                                                                                       911,069
   67,750       J G C Corp.*                                                                                              1,333,435
   236,440      Kansai Paint Co.*                                                                                         1,636,533
   628,550      Mitsui Mining Co. Ltd.                                                                                    2,166,393
   57,750       Moshi Moshi Hotline, Inc.                                                                                 1,465,639
   85,800       Nabtesco Corp. Tokyo*                                                                                     1,312,169
   25,350       Nakanishi Inc.                                                                                            2,730,992
     50         Nippon Building Fund Inc.*                                                                                  588,568
   238,000      Nippon Synthetic Chem*                                                                                    1,208,042
     443        Osaka Securities Exchange                                                                                 1,864,780
   174,770      Shinko Plantech Co. Ltd.                                                                                  2,702,442
   145,055      Suruga Bank Ltd.                                                                                          1,886,439
   92,653       Sysmex Corporation                                                                                        3,647,138
   49,500       Torishima Pump Manufacturing*                                                                             1,020,859
   121,300      Toyo Corp.*                                                                                               1,711,154
   50,260       Tsuruha Holdings Inc.*                                                                                    1,647,093
                                                                                                                     --------------
                                                                                                                         41,004,050
                                                                                                                     --------------

                NETHERLANDS:                                                                                5.08%
   28,450       Advanced Metallurgical*                                                                                   2,430,257
   96,874       Boskalis Westminster N.V.                                                                                 5,193,911



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                NETHERLANDS (continued):
   64,100       Draka Holding NV*                                                                                       $ 1,718,869
   36,500       Fugro NV Cert of SHS*                                                                                     3,117,904
   38,230       Nutreco Holding N.V.                                                                                      2,571,012
   73,350       OPG Groep NV*                                                                                             1,570,758
                                                                                                                     --------------
                                                                                                                         16,602,711
                                                                                                                     --------------

                NORWAY:                                                                                     2.87%
   72,800       Awilco Offshore AS ORD *                                                                                  1,054,762
   106,800      Odim ASA*                                                                                                 1,782,202
   18,400       Petroleum Geo Services ASA*                                                                                 451,538
   64,500       Stolt Nielsen SA                                                                                          1,468,873
   75,850       Subsea 7 Inc.*                                                                                            1,920,932
   30,400       Yara International ASA                                                                                    2,691,639
                                                                                                                     --------------
                                                                                                                          9,369,946
                                                                                                                     --------------

                PORTUGAL:                                                                                   0.30%
   133,060      Jeronimo Martins, SGPS S/A                                                                                  966,918
                                                                                                                     --------------

                RUSSIA:                                                                                     0.25%
   98,750       RGI International Ltd.*                                                                                     814,688
                                                                                                                     --------------

                SINGAPORE:                                                                                  0.19%
  1,032,700     Rotary Engineering Ltd.*                                                                                    606,935
                                                                                                                     --------------

                SOUTH AFRICA:                                                                               1.08%
   219,402      Aquarius Platinum Ltd.                                                                                    3,517,954
                                                                                                                     --------------

                SOUTH KOREA:                                                                                0.20%
   16,440       STX Engine Co. Ltd.*                                                                                        641,274
                                                                                                                     --------------

                SPAIN:                                                                                      2.57%
   143,966      Indra Sistemas SA                                                                                         3,744,900
   11,595       Pescanova SA                                                                                                548,820
   61,160       Prosegur, Compania De Seguridad                                                                           2,656,987
   121,400      Tubacex*                                                                                                  1,460,435
                                                                                                                     --------------
                                                                                                                          8,411,142
                                                                                                                     --------------

                SWITZERLAND:                                                                                8.40%
    2,595       Calida Holding AG*                                                                                        1,271,436
   19,700       Duffry Group*                                                                                             1,804,949
   52,250       EFG International*                                                                                        1,431,051



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                SWITZERLAND (continued):
    5,590       Kuehne & Nagel International AG                                                                           $ 531,612
   17,990       Lonza Group AG                                                                                            2,497,975
   49,500       N AKT B Bank Sarasin*                                                                                     2,228,834
    4,569       Sonova Holding AG                                                                                           379,220
    5,497       St. Galler Kontonalbank*                                                                                  2,485,904
   18,125       Syngenta AG                                                                                               5,901,060
   18,550       Synthes Inc.*                                                                                             2,559,372
   204,424      Temenos Group AG *                                                                                        6,340,050
                                                                                                                     --------------
                                                                                                                         27,431,463
                                                                                                                     --------------

                TAIWAN:                                                                                     0.34%
   331,950      President Chain Store Corp.*                                                                              1,104,459
                                                                                                                     --------------

                THAILAND:                                                                                   0.20%
  1,444,750     Siam City Bank Pub Co.*                                                                                     656,312
                                                                                                                     --------------

                TOTAL INVESTMENTS
                (Cost: $308,435,172)                                                                       93.92%       306,792,566
                Other assets, net of liabilities                                                            6.08%        19,873,260
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%     $ 326,665,826

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.


See Notes to Financial Statements


EPOCH INTERNATIONAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $308,435,172) (Note 1)                                                     $ 306,792,566
  Cash and cash equivalents                                                                                              17,909,032
  Foreign currency (cost of $5,989,470)                                                                                   6,026,941
  Receivable for investments sold                                                                                         2,536,090
  Receivable for capital stock sold                                                                                       2,111,737
  Dividends receivable                                                                                                      511,590
  Tax reclaim receivable                                                                                                    295,815
                                                                                                                             79,729
  Prepaid expenses                                                                                                   --------------
                                                                                                                        336,263,500
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Payable for investments purchased                                                                                       8,675,396
  Payable for capital stock redeemed                                                                                        515,172
  Accrued investment management fees                                                                                        281,510
  Accrued administration and transfer agent fees                                                                             42,177
                                                                                                                             83,419
  Other accrued expenses                                                                                             --------------
                                                                                                                          9,597,674
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                      $ 326,665,826
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 15,372,197 $0.01 par value shares of beneficial interest outstanding                  $ 318,769,010
  Accumulated net investment income (loss)                                                                                7,481,607
  Accumulated net realized gain (loss) on investments and foreign currency transactions                                   1,992,103
                                                                                                                        (1,576,894)
  Net unrealized appreciation (depreciation) of investments and foreign currency                                     --------------
                                                                                                                      $ 326,665,826
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
  CLASS I
                                                                                                                            $ 21.25
  ($323,668,384 / 15,228,621 shares outstanding; 40,000,000 authorized)                                              ==============

  CLASS P
                                                                                                                            $ 20.88
  ($2,997,442 / 143,576 shares outstanding; 5,000,000 authorized)                                                    ==============


See Notes to Financial Statements

EPOCH INTERNATIONAL SMALL CAP FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (Net of foreign tax withheld of $314,336)                                                                    $ 3,534,638
                                                                                                                            278,891
  Interest income                                                                                                    --------------
                                                                                                                          3,813,529
    Total investment income                                                                                          --------------

EXPENSES
  Investment management fees (Note 2)                                                                                     2,045,086
  12b-1 fees (Note 2)                                                                                                         3,609
  Recordkeeping and administrative services (Note 2)                                                                        204,564
  Custodian fees                                                                                                            180,719
  Accounting fees                                                                                                            75,839
  Transfer agent fees (Note 2)                                                                                               75,947
  Shareholder servicing and reports (Note 2)                                                                                 14,367
  Professional fees                                                                                                          33,576
  Compliance fees                                                                                                             2,188
  Filing and registration fees (Note 2)                                                                                      19,891
  Insurance expense                                                                                                          20,856
  Directors fees                                                                                                              5,105
                                                                                                                             37,740
  Other                                                                                                              --------------
                                                                                                                          2,719,487
    Total expenses                                                                                                   --------------
                                                                                                                          1,094,042
    Net investment income                                                                                            --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
    Net realized gain (loss) on investments                                                                             (7,401,793)
    Net realized gain (loss) on foreign currency transactions                                                              (50,022)
                                                                                                                       (43,184,813)
    Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies          --------------
                                                                                                                       (50,636,628)
    Net realized and unrealized gain (loss) on investments                                                           --------------
                                                                                                                     $ (49,542,586)
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                ==============


See Notes to Financial Statements

EPOCH INTERNATIONAL SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                    JUNE 30, 2008     YEAR ENDED
                                                                                                     (UNAUDITED)  DECEMBER 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                          $ 1,094,042       $ 657,258
  Net realized gain (loss) on investments and foreign currency transactions                             (7,451,815)      67,311,614
                                                                                                       (43,184,813)    (18,674,271)
  Change in net unrealized appreciation/depreciation on investments and foreign currencies           --------------  --------------
                                                                                                       (49,542,586)      49,294,601
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class I                                                                                                      --       (190,544)
    Class P                                                                                                      --         (1,124)
  Net realized gain
    Class I                                                                                                      --    (57,242,119)
                                                                                                                 --       (380,235)
    Class P                                                                                          --------------  --------------
                                                                                                                 --    (57,814,022)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Class I                                                                                              93,566,767     352,809,529
    Class P                                                                                               1,044,260       3,152,314
  Shares reinvested
    Class I                                                                                                      --      56,698,829
    Class P                                                                                                      --         332,447
  Shares redeemed
    Class I                                                                                           (171,935,587)   (236,836,509)
                                                                                                          (567,082)       (646,706)
    Class P                                                                                          --------------  --------------
                                                                                                       (77,891,642)     175,509,904
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase during period                                                                              (127,434,228)     166,990,483
                                                                                                        454,100,054     287,109,571
  Beginning of period                                                                                --------------  --------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $7,481,607 AND $6,387,565,     $ 326,665,826   $ 454,100,054
  RESPECTIVELY)                                                                                      ==============  ==============


See Notes to Financial Statements


EPOCH INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS I SHARES
                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED        YEAR ENDED          YEAR ENDED
                                                      JUNE 30, 2008        DECEMBER 31,        DECEMBER 31,         PERIOD ENDED
                                                       (UNAUDITED)             2007                2006          DECEMBER 31, 2005*
                                                   ------------------    ----------------    ----------------    ------------------


                                                         $ 23.77               $ 23.91             $ 18.26             $ 15.00
NET ASSET VALUE, BEGINNING OF PERIOD                ------------          ------------        ------------        ------------
INVESTMENT ACTIVITIES
  Net investment income (loss)                              0.07                  0.04              (0.01)                0.02
  Net realized and unrealized gain (loss) on
    investments and foreign currency                      (2.59)                  3.31                7.00                3.24
    transactions                                    ------------          ------------        ------------        ------------
                                                          (2.52)                  3.35                6.99                3.26
  TOTAL FROM INVESTMENT ACTIVITIES                  ------------          ------------        ------------        ------------
DISTRIBUTIONS
  Net investment income                                       --                (0.01)              (0.02)                  --
                                                              --                (3.48)              (1.32)                  --
  Net realized gain                                 ------------          ------------        ------------        ------------
                                                              --                (3.49)              (1.34)                  --
  TOTAL DISTRIBUTIONS                               ------------          ------------        ------------        ------------
                                                          (0.00)                    --                  --                  --
PAID-IN CAPITAL FROM REDEMPTION FEES (NOTE 2)       ------------1         ------------        ------------        ------------

                                                         $ 21.25               $ 23.77             $ 23.91             $ 18.26
NET ASSET VALUE, END OF PERIOD                      ============          ============        ============        ============
                                                                                     .
TOTAL RETURN                                            (10.60%)                14.12%              38.40%              21.73%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                 1.46%**               1.45%               1.55%               1.73%**
  Net investment income                                    0.59%**               0.15%               0.11%               0.13%**
Portfolio turnover rate                                   61.40%               139.73%              74.83%              48.91%
Net assets, end of period (000's)                      $ 323,668             $ 451,242           $ 286,841           $ 115,681


* Commencement of operations was January 25, 2005.
** Annualized
1Less than $0.01 per share


See Notes to Financial Statements


EPOCH INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                 CLASS P SHARES
                                                                             ------------------------------------------------------
                                                                             SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
                                                                              JUNE 30, 2008       DECEMBER 31,       DECEMBER 31,
                                                                               (UNAUDITED)            2007               2006*
                                                                            -----------------    --------------    ----------------


NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 23.39             $ 23.49           $ 21.20
                                                                             -----------          ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                      0.03              (0.04)            (0.02)
  Net realized and unrealized gain (loss) on investments and foreign              (2.54)                3.39              3.63
    currency transactions                                                    -----------          ----------        ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                (2.51)                3.35              3.61
                                                                             -----------          ----------        ----------
DISTRIBUTIONS
  Net investment income                                                               --              (0.01)            (0.00)1
  Net realized gain                                                                   --              (3.48)            (1.32)
                                                                             -----------          ----------        ----------
  TOTAL DISTRIBUTIONS                                                                 --              (3.49)            (1.32)
                                                                             -----------          ----------        ----------
PAID-IN CAPITAL FROM REDEMPTION FEES (NOTE 2)                                       0.001               0.04                --
                                                                             -----------          ----------        ----------

NET ASSET VALUE, END OF PERIOD                                                   $ 20.88             $ 23.39           $ 23.49
                                                                             ===========          ==========        ==========

TOTAL RETURN                                                                    (10.73%)              14.54%            17.10%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses                                                                         1.71%**             1.70%             1.80%**
  Net investment income                                                            0.34%**           (0.10%)           (0.41%)**
Portfolio turnover rate                                                           61.40%             139.73%            74.83%
Net assets, end of period (000's)                                                $ 2,998             $ 2,858             $ 268


*Commencement of operations was August 2, 2006.
**Annualized
1Less than $0.01 per share


See Notes to Financial Statements

EPOCH INTERNATIONAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Epoch International Small Cap Fund (the "Fund") is a series of The World Funds, Inc. ("TWF"), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was established on January 25, 2005 as a series of TWF, which has allocated to the Fund 50,000,000 (Class I: 40,000,000; Class P:
5,000,000; Class A: 5,000,000) of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers two Classes of shares (Class I and Class P).

     The objective of the Fund is to achieve long-term capital appreciation by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Normally, the Fund will invest at least 80% of its assets in the equity securities of "small capitalization" companies located outside of the United States. Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is in the bottom 25% of publicly traded companies in each country where the Fund invests.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

 VALUATION
 INPUTS
--------------                                                                                             INVESTMENT IN SECURITIES
                 ------------------------------------------------------------------------------------------------------------------

Level 1- Quoted Prices                                                                                                $ 306,792,566
Level 2- Other Significant Observable Inputs                                                                                     --
                                                                                                                                 --
Level 3- Significant Unobservable Inputs                                                                             --------------
                                                                                                                      $ 306,792,566
Total                                                                                                                --------------


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.
     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At June 30, 2008, three previous tax years are open: December 31, 2005-December 31, 2007. The Fund has no examinations in progress. The Fund reviewed the six months ended June 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Epoch Investment Partners, Inc. ("EIP") provides investment advisory services for an annual fee of 1.10% on the average daily net assets of the Fund. For the six months ended June 30, 2008, EIP earned and received $2,045,086 in advisory fees.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class P shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's P Class average daily net assets. For the six months ended June 30, 2008, there were $3,609 of 12b-1 fees incurred by the Fund's Class P shares.
     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended June 30, 2008, FDCC received no fees and commissions from the sale of Fund shares. A 2% redemption fee is charged for certain redemptions made within six months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. For the six months ended June 30, 2008 redemption fees of $711 were received by the Fund.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.15% of average daily net assets. CSS earned and received $204,564 for its services for the six months ended June 30, 2008. Additionally, CSS received $525 of the $14,367 of shareholder services and reports expense incurred and $1,510 of the $19,891 of filing and registration fees for hourly services provided to the Fund.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned and received $75,947 for its services for the six months ended June 30, 2008.

     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

     Purchases and sales of securities other than short-term notes aggregated $216,718,656 and $291,562,060, respectively, for the six months ended June 30, 2008.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of dividends paid during the six months ended June 30, 2008 and the year ended December 31, 2007, respectively, was as follows:

                                                                                                   SIX MONTHS
                                                                                                        ENDED
                                                                                                     JUNE 30,
                                                                                                         2008            YEAR ENDED
                                                                                                  (UNAUDITED)     DECEMBER 31, 2007
                                                                                                  -----------   -------------------

Distributions paid from:
Ordinary income                                                                                          $ --          $ 14,311,195
                                                                                                           --            43,502,827
Long term capital gains                                                                           -----------   -------------------
                                                                                                         $ --          $ 57,814,022
                                                                                                  ===========   ===================



NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions were:


                                                                               CLASS I                          CLASS P
                                                                           SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                            JUNE 30, 2008                    JUNE 30, 2008
                                                                             (UNAUDITED)                      (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                              4,249,801    $ 93,566,767           47,578     $ 1,044,260
Shares reinvested                                                               --              --               --              --
                                                                       (8,003,074)   (171,935,587)         (26,214)       (567,082)
Shares redeemed (a)                                                 --------------  --------------   --------------  --------------
                                                                       (3,753,273)  $ (78,368,820)           21,364       $ 477,178
Net increase (decrease)                                             ==============  ==============   ==============  ==============


     (a) Net of redemption fees of $711 for Class I and $- for Class P.


                                                                               CLASS I                          CLASS P
                                                                              YEAR ENDED                      YEAR ENDED
                                                                          DECEMBER 31, 2007                DECEMBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                             13,604,644   $ 352,809,529          120,927     $ 3,152,314
Shares reinvested                                                        2,398,428      56,698,829           14,292         332,447
                                                                       (9,019,206)   (236,836,509)         (24,421)       (646,706)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                         6,983,866   $ 172,671,849          110,798     $ 2,838,055
Net increase (decrease)                                             ==============  ==============   ==============  ==============


EPOCH INTERNATIONAL SMALL CAP FUND
THE WORLD FUNDS, INC. (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov. QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL FEDERAL TAX INFORMATION

The fund intends to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the fund was reported to shareholders on the 2007 Form 1099-DIV.

The percentage of ordinary income dividends paid by the Fund during the year ended December 31, 2007 which qualify for the Dividends Received Deduction available to corporate shareholders was 43.83%.

INVESTMENT ADVISER:

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Epoch International Small Cap Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                       EPOCH INTERNATIONAL SMALL CAP FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

Dear Shareholder:

The Net Asset Value (NAV) of Epoch's Global Equity Shareholder Yield Fund ("The Fund") fell by 10.97% for the six month period ending June 30, 2008. Global equity markets as measured by the S&P Citigroup Broad Market Index (the "Index") fell by 10.30% over the same period. The Fund paid out dividends to shareholders over the period, producing an annualized yield of approximately 5.36%. Clearly, we wish we were writing this report in a more positive environment, but the credit crunch which began in mid-2007 has been rolling across markets and its destructive impact on the financial sector has become increasingly apparent in the real economy.

The general market environment during the period was characterized by extremely high levels of uncertainty over the impact of the credit crunch on the real economy and corporate profits even though the second quarter began promisingly, leading to hopes that the severe weakness in markets experienced in the prior quarter would be reversed. The Federal Reserve of the United States mandated a sale of Bear Stearns and put in place measures aimed at restoring confidence in counterparty risk, similar to those that the European monetary authorities had implemented when the credit crisis began to unfold in August of 2007. In addition, the US also announced a fiscal stimulus package in an attempt to lessen the impact of the crisis on the consumer. Both measures worked for a short period, but in June, market confidence was jolted again by a combination of rising energy and food prices, plus renewed strains in the credit markets. Inflation worries increased sharply, in both developed and developing markets. In addition, there was more evidence that the problems in the financial sector were spreading to the real economy.

Against this background, few markets or sectors escaped the renewed increase in risk aversion. Financial and Consumer-related stocks sold off sharply. Energy stocks, plus the Japanese market were amongst the few bright spots, while momentum outperformed Value strategies. Energy stocks, of course, did well as a consequence of the record oil prices. The Japanese market outperformed others, as expectations of increased inflation led some to believe that the deflation funk that the Japanese economy has been in for the past two decades might finally be reversed. Elsewhere other markets reacted in the opposite direction due to inflation fears and the prospect of tighter monetary policy at a time when strains in the real economy suggested this was the least appropriate response. European markets in particular were very weak as the European Central Bank made it clear that fighting inflation was its central concern. Other developing markets were mixed, with China and India remaining under severe pressure, while commodity-rich markets like Brazil and Russia managed positive returns.

Fortunately, the Fund had a very low exposure to financial stocks (11% vs. 19.5% for the Index). We had very early on identified possible concerns in the sector. In addition, we simply found it difficult to accurately analyse many companies in the sector, especially those with multiple business lines such as the investment banks. On paper, they appeared to offer "opportunity" according to traditional valuation tools, but the reality has exploded the myth of using techniques which confuse accounting and finance. We could not identify the free cash flows and, as a result, dividends have been cut, equity issuance has increased and deleveraging has been common to all. We expect this to continue for some time.

Performance was further helped by the Fund's overweighting to Utility stocks, but the Fund's Telecoms exposure did not help, as such stocks underperformed other sectors. In addition, performance was also impacted by the Fund's exposure to Consumer-related and Materials stocks. Concerns about the possible impact on the Consumer arising out of the credit crisis and housing market declines led to severe and indiscriminate selling of many stocks. In addition, investors bid up prices in Materials stocks, many of which do not meet our criteria, partly as a way to hedge overall market and currency risks. Finally, the Fund has had no exposure to Japanese stocks and that market performed relatively well over the period under review. Japan's market is looking more attractive on some measures, but very few stocks pass our screens or meet our yield requirements.

Turning to the outlook, the principal theme we see affecting markets for the rest of this year and into 2009 is deleveraging. What began in the financial sector in mid-2007 has permeated across most sectors. Housing markets in most developed countries are experiencing serious downward pricing pressures and the consumer has to deal with rising fuel and energy prices. Inflation in certain economies is clearly a concern, but for the most part, we don't believe it will be a serious obstacle as labour markets should remain loose. Nevertheless, we believe the period of declining interest rates is over. In addition, while the U.S. dollar has been under significant pressure for some time, we think this is largely over, and we expect it to bottom out at current levels. We think the euro, in particular, is extremely overvalued. Finally, on commodities, energy prices have clearly been boosted by strong demand from the energy markets, but also as a result of geo-political trends. At these levels, growth is bound to be negatively impacted and at some point we would expect prices to decline. Other commodities, especially industrial metals, have already declined from their peaks but the medium term trend still looks to be higher.

All of these factors reinforce our conviction in basing our investment strategy on shareholder yield. There will be little help to markets from rising PE multiples, and traditional valuation tools are likely to be increasingly meaningless. Hence, the focus of this Fund is to identify high quality companies with high dividend yields and strong cash flows where management is on the same side as shareholders. This means paying dividends, or using excess cash flow to buy back stock or pay down debt.

The current market declines are of concern in the near term, but the opportunities for the Fund are increasing and we hope to be able to report strong performance in both relative and absolute terms over the medium term.

William Priest
Portfolio Manager

Eric Sappenfield
Portfolio Manager

Michael Welhoelter
Portfolio Manager

EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions made within six months of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per six months before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE      JANUARY 1, 2008 THROUGH
CLASS I SHARES                                          JANUARY 1, 2008               JUNE 30, 2008              JUNE 30, 2008


Actual                                                                $ 1,000                   $ 890.35                     $ 4.32
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,020.40                     $ 4.62



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE      JANUARY 1, 2008 THROUGH
CLASS P SHARES                                          JANUARY 1, 2008               JUNE 30, 2008              JUNE 30, 2008


Actual                                                                $ 1,000                   $ 891.97                     $ 5.50
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,019.15                     $ 5.87


* - Expenses are equal to the Fund's annualized expense ratio of 0.92% for Class I and 1.17% for Class P, respectively, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal six months, divided by 366 days in the current year.


                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
          PORTFOLIO HOLDINGS, BY COUNTRY, AS PERCENTAGE OF NET ASSETS
                        AS OF JUNE 30, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

United States                           44.79%
Great Britain                           10.38%
France                                  5.28%
Italy                                   5.28%
Australia                               3.39%
Germany                                 3.17%
Belgium                                 3.15%
Switzerland                             3.04%
Canada                                  2.50%
Finland                                 2.45%
Taiwan                                  2.40%
Norway                                  2.34%
Ireland                                 2.01%
Spain                                   1.01%
Austria                                 1.00%
Other Countries                         4.43%

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             96.62%

                AUSTRALIA:                                                                                  3.39%
  1,227,888     APN News & Media Ltd.                                                                                   $ 3,498,106
   152,000      Australia & New Zealand Banking                                                                           2,720,241
  1,535,909     Fairfax Media Ltd.                                                                                        4,302,204
   361,000      Lion Nathan Ltd.                                                                                          2,950,742
   143,400      St George Bank                                                                                            3,716,521
   152,700      Westpac Banking Corp                                                                                      2,919,624
                                                                                                                     --------------
                                                                                                                         20,107,438
                                                                                                                     --------------

                AUSTRIA:                                                                                    1.00%
   272,000      Telekom Austria AG                                                                                        5,901,853
                                                                                                                     --------------

                BELGIUM:                                                                                    3.15%
   241,550      Belgacom SA                                                                                              10,421,443
   119,100      InBev                                                                                                     8,266,537
                                                                                                                     --------------
                                                                                                                         18,687,980
                                                                                                                     --------------

                CANADA:                                                                                     2.50%
   260,100      Manitoba Telecom Services Inc.                                                                           10,213,565
   527,900      Yellow Pages Income Fund                                                                                  4,585,254
                                                                                                                     --------------
                                                                                                                         14,798,819
                                                                                                                     --------------

                FINLAND:                                                                                    2.45%
   228,750      Fortum Oyj                                                                                               11,619,721
   118,200      Nokia Corp Sponsored ADR                                                                                  2,895,900
                                                                                                                     --------------
                                                                                                                         14,515,621
                                                                                                                     --------------

                FRANCE:                                                                                     5.28%
   371,200      France Telecom SA                                                                                        10,935,836
   363,000      PagesJaunes Groupe SA                                                                                     5,344,271
   92,700       Total SA                                                                                                  7,911,326
   187,800      Vivendi                                                                                                   7,126,608
                                                                                                                     --------------
                                                                                                                         31,318,041
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                GERMANY:                                                                                    3.17%
   106,600      BASF AG                                                                                                 $ 7,355,290
   90,350       RWE AG                                                                                                   11,413,930
                                                                                                                     --------------
                                                                                                                         18,769,220
                                                                                                                     --------------

                GREAT BRITAIN:                                                                             10.38%
   217,200      Astrazeneca PLC Sponsored ADR                                                                             9,237,516
   123,200      Diageo PLC Sponsored ADR                                                                                  9,100,784
  1,187,450     GKN PLC                                                                                                   5,271,136
   204,700      Imperial Tobacco Group                                                                                    7,623,873
   415,000      Lloyds TSB Group PLC                                                                                      2,567,103
   535,850      National Grid                                                                                             7,045,309
  1,846,600     Tomkins PLC                                                                                               5,550,521
   641,900      United Utilities*                                                                                         8,771,865
  2,158,800     Vodafone Group PLC                                                                                        6,409,434
                                                                                                                     --------------
                                                                                                                         61,577,541
                                                                                                                     --------------

                HONG KONG:                                                                                  0.26%
  3,241,700     Vitasoy International Holdings                                                                            1,538,223
                                                                                                                     --------------

                IRELAND:                                                                                    2.01%
  1,270,400     C&C Group PLC                                                                                             7,011,756
  1,986,550     Independent News & Media PLC                                                                              4,879,714
                                                                                                                     --------------
                                                                                                                         11,891,470
                                                                                                                     --------------

                ITALY:                                                                                      5.28%
   579,600      Arnoldo Mondadori Editore                                                                                 3,408,703
   870,400      Enel S.p.A.                                                                                               8,278,011
   89,000       Eni S.p.A. - ADR                                                                                          6,606,470
   497,200      Intesa Sanpaolo                                                                                           2,839,937
  2,402,500     Terna S.p.A.                                                                                             10,176,207
                                                                                                                     --------------
                                                                                                                         31,309,328
                                                                                                                     --------------

                MALAYSIA:                                                                                   0.42%
   183,500      British American Tobacco                                                                                  2,483,142
                                                                                                                     --------------

                NEW ZEALAND:                                                                                0.48%
   212,471      Telecom New Zealand Ltd Spon ADR                                                                          2,870,483
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                NORWAY:                                                                                     2.34%
   218,000      DNB Nor ASA*                                                                                            $ 2,773,308
   297,100      Statoilhydro ASA - ADR                                                                                   11,105,598
                                                                                                                     --------------
                                                                                                                         13,878,906
                                                                                                                     --------------

                PHILIPPINES:                                                                                0.97%
   107,931      Philippine Long Distance - ADR                                                                            5,765,674
                                                                                                                     --------------

                SINGAPORE:                                                                                  0.79%
  1,499,000     Singapore Press Holdings                                                                                  4,680,245
                                                                                                                     --------------

                SOUTH KOREA:                                                                                0.78%
   216,200      KT Corp Spons ADR                                                                                         4,609,384
                                                                                                                     --------------

                SPAIN:                                                                                      1.01%
   225,600      Telefonica SA                                                                                             5,996,278
                                                                                                                     --------------

                SWEDEN:                                                                                     0.73%
   212,600      Swedish Match AB Fuerer                                                                                   4,358,221
                                                                                                                     --------------

                SWITZERLAND:                                                                                3.04%
   264,000      Nestle SA                                                                                                11,941,440
   18,300       Swisscom AG Ittigen                                                                                       6,110,461
                                                                                                                     --------------
                                                                                                                         18,051,901
                                                                                                                     --------------

                TAIWAN:                                                                                     2.40%
   261,600      Chunghwa Telecom Co. Ltd. ADR*                                                                            6,636,792
  2,874,696     Far Eastone Tele Co. Ltd.                                                                                 4,569,248
   280,000      Taiwan Semiconductor Spon ADR*                                                                            3,054,800
                                                                                                                     --------------
                                                                                                                         14,260,840
                                                                                                                     --------------

                UNITED STATES:                                                                             44.79%
   100,000      AllianceBernstein Holding LP                                                                              5,468,000
   367,100      Altria Group Inc.                                                                                         7,547,576
   298,255      AT&T Inc.                                                                                                10,048,211
   147,200      Automatic Data Processing                                                                                 6,167,680
   143,750      Ball Corp                                                                                                 6,862,625
   311,600      Bristol Myers Squibb Co.                                                                                  6,397,148
   147,200      CBS Corp -Class B                                                                                         2,868,928
   87,100       Centurytel Inc.                                                                                           3,099,889
   892,200      Citizens Communications Co.                                                                              10,117,548
   96,400       Conocophillips                                                                                            9,099,196



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                UNITED STATES (continued):
   60,900       Davita Inc.*                                                                                            $ 3,235,617
   51,900       Diamond Offshore Drilling Inc.                                                                            7,221,366
   161,200      Dow Chemical Co.                                                                                          5,627,492
   204,100      Du Pont E I De Nemours & Co.                                                                              8,753,849
   706,250      Duke Energy Co.                                                                                          12,274,625
   132,450      General Electric Co.                                                                                      3,535,091
   74,800       Genuine Parts Co.                                                                                         2,968,064
   355,000      Great Plains Energy Inc.                                                                                  8,974,400
   107,600      Kinder Morgan Energy Partners                                                                             5,996,548
   90,000       Laclede Group Inc.                                                                                        3,633,300
   161,100      Magellan Midstream Partners - LP                                                                          5,733,549
   132,900      Microchip Technology Inc.                                                                                 4,058,766
   142,600      Nstar                                                                                                     4,822,732
   85,200       Nucor Corp.                                                                                               6,361,884
   102,000      Oneok Partners, LP                                                                                        5,701,800
   408,300      Packaging Corporation Of America                                                                          8,782,533
   214,900      Philip Morris International                                                                              10,613,911
   149,300      Progress Energy Inc.                                                                                      6,245,219
   205,400      Reynolds American Inc.                                                                                    9,586,018
   120,000      Scana Corp.                                                                                               4,440,000
   179,500      Southern Company                                                                                          6,268,140
   74,200       Southern Copper Corp                                                                                      7,911,946
   304,900      Teco Energy Inc.                                                                                          6,552,301
   164,700      US Bancorp                                                                                                4,593,483
   229,300      UST Inc.                                                                                                 12,522,073
   134,300      Ventas Inc. REIT                                                                                          5,717,151
   297,200      Verizon Communications                                                                                   10,520,880
   267,050      Westar Energy Inc.                                                                                        5,744,245
   771,600      Windstream Corp                                                                                           9,521,544
                                                                                                                     --------------
                                                                                                                        265,595,328
                                                                                                                     --------------

                TOTAL INVESTMENTS
                (Cost: $607,237,483)                                                                       96.62%       572,965,936
                Other assets, net of liabilities                                                            3.38%        20,062,817
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%     $ 593,028,753

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.


See Notes to Financial Statements


EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UN  AUDITED)


ASSETS
  Investments at value (identified cost of $607,237,483) (Note 1)                                                     $ 572,965,936
  Cash and cash equivalents                                                                                                 764,306
  Foreign currency at value (cost $15,596,082)                                                                           15,765,370
  Receivable for capital stock sold                                                                                       3,523,782
  Receivable for securities sold                                                                                            216,571
  Dividends receivable                                                                                                    2,725,186
  Tax reclaim receivable                                                                                                    352,608
  Prepaid expenses                                                                                                           79,148
                                                                                                                     --------------
    TOTAL ASSETS                                                                                                        596,392,907
                                                                                                                     --------------

LIABILITIES
  Payable for capital stock redeemed                                                                                      1,338,784
  Payable for securities purchased                                                                                        1,563,976
  Accrued investment management fees                                                                                        344,807
  Accrued 12b-1 fees                                                                                                         23,647
  Other accrued expenses                                                                                                     92,940
                                                                                                                     --------------
    TOTAL LIABILITIES                                                                                                     3,364,154
                                                                                                                     -------------

NET ASSETS                                                                                                            $ 593,028,753
                                                                                                                     =============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 38,413,891 $0.01 par value shares of beneficial interest outstanding                  $ 654,877,473
  Accumulated net investment income (loss)                                                                                1,844,903
  Accumulated net realized gain (loss) on investments and foreign currency transactions                                (29,605,267)
  Net unrealized appreciation (depreciation) on investments and foreign currency                                       (34,088,356)
                                                                                                                     --------------
  NET ASSETS                                                                                                          $ 593,028,753
                                                                                                                     =============

NET ASSET VALUE PER SHARE
CLASS I
($575,734,825 / 37,295,414 shares outstanding; 40,000,000 authorized)                                                       $ 15.44
                                                                                                                     =============

CLASS P
($17,293,928 / 1,118,477 shares outstanding; 5,000,000 authorized)                                                          $ 15.46
                                                                                                                     =============


See Notes to Financial Statements

EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (Net of foreign tax withheld of $1,371,206)                                                                 $ 17,155,945
  Interest income                                                                                                           538,813
                                                                                                                     --------------
    Total investment income                                                                                              17,694,758
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                     2,042,249
  12b-1 fees, Class P (Note 2)                                                                                               21,610
  Recordkeeping and administrative services (Note 2)                                                                        164,522
  Custodian fees                                                                                                             84,376
  Accounting fees                                                                                                            90,248
  Transfer agent fees (Note 2)                                                                                              105,069
  Shareholder services and reports (Note 2)                                                                                  21,212
  Professional fees                                                                                                          32,943
  Compliance fees                                                                                                             2,407
  Directors fees                                                                                                              5,105
  Filing and registration fees (Note 2)                                                                                      20,198
  Miscellaneous                                                                                                             101,289
                                                                                                                     --------------
    Total expenses                                                                                                        2,691,228
                                                                                                                     --------------
    Net investment income (loss)                                                                                         15,003,530
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
    Net realized gain (loss) on investments                                                                            (31,330,080)
    Net realized gain (loss) on foreign currency transactions                                                             (209,711)
    Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies            (51,282,532)
                                                                                                                     --------------
    Net realized and unrealized gain (loss)                                                                            (82,822,323)
                                                                                                                     --------------

    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                $ (67,818,793)
                                                                                                                     ==============


See Notes to Financial Statements

EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2008           YEAR ENDED
                                                                                           (UNAUDITED)         DECEMBER 31, 2007
                                                                                       ---------------------  ---------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                  $ 15,003,530           $ 21,285,622
  Net realized gain (loss) on investments and foreign currency transactions                     (31,539,791)             30,465,842
  Change in net unrealized appreciation/depreciation on investments and foreign                 (51,282,532)           (15,750,563)
    currencies                                                                         ---------------------  ---------------------
  Increase (decrease) in net assets from operations                                             (67,818,793)             36,000,901
                                                                                       ---------------------  ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class I                                                                                     (13,766,333)           (21,226,708)
    Class P                                                                                        (383,435)              (368,840)
  Net realized gains
    Class I                                                                                               --           (27,838,331)
    Class P                                                                                               --            (1,021,714)
                                                                                       ---------------------  ---------------------
  Decrease in net assets from distributions                                                     (14,149,768)           (50,455,593)
                                                                                       ---------------------  ---------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Class I                                                                                      281,378,378            533,100,168
    Class P                                                                                        4,146,878             18,225,264
  Shares reinvested
    Class I                                                                                       13,177,042             47,330,284
    Class P                                                                                          329,849              1,163,861
  Shares redeemed
    Class I                                                                                    (174,579,306)          (303,780,699)
    Class P                                                                                      (4,074,405)              (574,571)
                                                                                       ---------------------  ---------------------
  Increase (decrease) in net assets from capital share transactions                              120,378,436            295,464,307
                                                                                       ---------------------  ---------------------

NET ASSETS
  Increase during period                                                                          38,409,875            281,009,615
  Beginning of period                                                                            554,618,878            273,609,263
                                                                                       ---------------------  ---------------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $1,844,903 AND          $ 593,028,753          $ 554,618,878
  $991,141, RESPECTIVELY)                                                              =====================  =====================


See Notes to Financial Statements


EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS I SHARES
                                                       ----------------------------------------------------------------------------
                                                                                                                          PERIOD
                                                        SIX MONTHS ENDED                               YEAR ENDED          ENDED
                                                         JUNE 30, 2008           YEAR ENDED           DECEMBER 31,       DECEMBER
                                                          (UNAUDITED)         DECEMBER 31, 2007           2006           31, 2005*
                                                      -------------------    -------------------    ----------------    -----------

NET ASSET VALUE, BEGINNING OF PERIOD                        $ 17.75               $ 18.02                $ 14.92            $ 15.00
                                                       ------------          ------------           ------------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                 0.42                  0.77                   0.63               0.00
  Net realized and unrealized gain (loss) on                 (2.35)                  0.72                   3.13             (0.08)
    investments                                        ------------          ------------           ------------        -----------
  TOTAL FROM INVESTMENT ACTIVITIES                           (1.93)                  1.49                   3.76             (0.08)
                                                       ------------          ------------           ------------        -----------
DISTRIBUTIONS
  Net investment income                                      (0.38)                (0.77)                 (0.63)                 --
  Net realized gain                                              --                (0.99)                 (0.03)                 --
                                                       ------------          ------------           ------------        -----------
  TOTAL DISTRIBUTIONS                                        (0.38)                (1.76)                 (0.66)                 --
                                                       ------------          ------------           ------------        -----------
PAID-IN CAPITAL FROM REDEMPTION FEES (NOTE 2)                    --(1)                 --(1)                  --                 --
                                                       ------------          ------------           ------------        -----------

NET ASSET VALUE, END OF PERIOD                              $ 15.44               $ 17.75                $ 18.02            $ 14.92
                                                       ============          ============           ============        ===========

TOTAL RETURN                                               (10.97%)                 8.28%                 25.71%            (0.53%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses, net                                               0.91%**               0.91%                  1.05%              1.10%
  Net investment income (loss)                                5.15%**               4.21%                  3.88%            (1.10%)
Portfolio turnover rate                                      22.66%                46.95%                 32.40%              0.00%
Net assets, end of period (000's)                         $ 575,735             $ 535,229              $ 272,016           $ 71,432


*Commencement of operations was December 27, 2005.
**Annualized
(1)Less than $0.01 per share.
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 2.49% for the period ended December 31, 2005.
(B)Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses in 2005.


EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CLASS I
                                                                                                                         SHARES
                                                                                                                      -------------
                                                                                                                      PERIOD ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                          2005*
                                                                                                                      -------------


NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                        (1)
  Net realized and unrealized gain (loss) on investments
  TOTAL FROM INVESTMENT ACTIVITIES
DISTRIBUTIONS
  Net investment income
  Net realized gain
  TOTAL DISTRIBUTIONS
PAID-IN CAPITAL FROM REDEMPTION FEES (NOTE 2)

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses, net                                                                                                       (A) (B) **
  Net investment income (loss)                                                                                        **
Portfolio turnover rate
Net assets, end of period (000's)


*Commencement of operations was December 27, 2005.
**Annualized
(1)Less than $0.01 per share.
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 2.49% for the period ended December 31, 2005.
(B)Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses in 2005.


See Notes to Financial Statements


EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                CLASS P SHARES
                                                                           --------------------------------------------------------
                                                                           SIX MONTHS ENDED        YEAR ENDED        PERIOD ENDED
                                                                             JUNE 30, 2008        DECEMBER 31,       DECEMBER 31,
                                                                              (UNAUDITED)             2007               2006*
                                                                          ------------------    ---------------    ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 17.72               $ 17.94           $ 16.00
                                                                           -----------           -----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                    0.40                  0.69              0.19
  Net realized and unrealized gain (loss) on investments                        (2.30)                  0.79              1.99
                                                                           -----------           -----------        ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                              (1.90)                  1.48              2.18
                                                                           -----------           -----------        ----------
DISTRIBUTIONS
  Net investment income                                                         (0.36)                (0.72)            (0.21)
  Net realized gain                                                                 --                (0.99)            (0.03)
                                                                           -----------           -----------        ----------
  TOTAL DISTRIBUTIONS                                                           (0.36)                (1.71)            (0.24)
                                                                           -----------           -----------        ----------
PAID-IN CAPITAL FROM REDEMPTION FEES (NOTE 2)                                       --(1)               0.01                --
                                                                           -----------           -----------        ----------

NET ASSET VALUE, END OF PERIOD                                                 $ 15.46               $ 17.72           $ 17.94
                                                                           ===========           ===========        ==========

TOTAL RETURN                                                                  (10.80%)                 8.34%            13.73%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
  Expenses, net                                                                  1.16%**               1.16%             1.30%**
  Net investment income (loss)                                                   4.90%**               3.97%             2.74%**
Portfolio turnover rate                                                         22.66%                46.95%            32.40%
Net assets, end of period (000's)                                             $ 17,294              $ 19,390           $ 1,593


* Commencement of operations was August 2, 2006.
** Annualized
(1) Less than $0.01 per share.


See Notes to Financial Statements

EPOCH GLOBAL SHAREHOLDER EQUITY YIELD FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Epoch Global Shareholder Equity Yield Fund (the "Fund") is a series of The World Funds, Inc. ("TWF"), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was established on December 27, 2005 as a series of TWF, which has allocated to the Fund 50,000,000 (Class I: 40,000,000; Class
P: 5,000,000; Class A: 5,000,000) of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers two Classes of shares ("Class I" and "Class P").

     The objective of the Fund is to provide a high level of income by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the investment advisor (the "Advisor") believes they represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

VALUATION INPUTS                                                                                           INVESTMENT IN SECURITIES
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                $ 572,965,936
Level 2- Other Significant Observable Inputs                                                                                     --
Level 3- Significant Unobservable Inputs                                                                                         --
                                                                                                           ------------------------
Total                                                                                                                 $ 572,965,936


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.
     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At June 30, 2008, three previous tax years are open: December 31, 2005-December 31, 2007. The Fund has no examinations in progress. The Fund reviewed the six months ended June 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified for financial versus tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Epoch Investment Partners, Inc. ("EIP") provides investment advisory services for an annual fee of 0.70% on the average daily net assets of the Fund. For the six months ended June 30, 2008, EIP earned and received $2,042,249 in advisory fees.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class P shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's P Class average daily net assets. For the six months ended June 30, 2008, there were $21,610 of distribution expenses incurred by the Fund's Class P shares.
     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended June 30, 2008, FDCC received no fees and commissions from the sale of Fund shares. A 2% redemption fee is charged for certain redemptions made within six months of purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. For the six months ended June 30, 2008 redemption fees of $5,437 were received by the Fund.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% on the first $75,000,000 of average daily net assets and 0.05% on assets in excess of $75,000,000. CSS earned and received $164,522 for its services for the six months ended June 30, 2008. Additionally, CSS received $608 of the $21,212 of shareholder servicing and reports expense incurred and $1,170 of the $20,198 of filing and registration fees for hourly services provided to the fund.

     Commonwealth Fund Services, Inc. ("CFSI") provides transfer and dividend disbursing agent services to the Fund. CFSI earned and received $105,069 for its services for the six months ended June 30, 2008.

     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

     Purchases and sales of securities other than short-term notes aggregated $253,802,480 and $127,435,834, respectively, for the six months ended June 30, 2008.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.
     The tax character of distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

                                                                                          SIX MONTHS ENDED
                                                                                             JUNE 30, 2008               YEAR ENDED
                                                                                               (UNAUDITED)        DECEMBER 31, 2007
                                                                                   -----------------------  -----------------------

Distributions paid from:
Ordinary income                                                                               $ 14,149,768             $ 30,624,911
Net realized gain                                                                                       --               19,830,682
                                                                                   -----------------------  -----------------------
                                                                                              $ 14,149,768             $ 50,455,593
                                                                                   =======================  =======================




NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions were:


                                                                               CLASS I                          CLASS P
                                                                           SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                      JUNE 30, 2008 (UNAUDITED)        JUNE 30, 2008 (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                             17,041,952   $ 281,378,378          249,957     $ 4,146,878
Shares reinvested                                                          808,260      13,177,042           20,210         329,849
Shares redeemed (a)                                                   (10,716,910)   (174,579,306)        (246,198)     (4,074,405)
                                                                    --------------  --------------   --------------  --------------
Net increase                                                             7,133,302   $ 119,976,114           23,969       $ 402,322
                                                                    ==============  ==============   ==============  ==============


     (a) Net of redemption of fees of $3995 for Class I and $1,442 for Class P.


                                                                               CLASS I                          CLASS P
                                                                              YEAR ENDED                      YEAR ENDED
                                                                          DECEMBER 31, 2007                DECEMBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                             28,782,243   $ 533,100,168          971,900    $ 18,225,264
Shares reinvested                                                        2,600,635      47,330,284           64,717       1,163,861
Shares redeemed (a)                                                   (16,315,988)   (303,780,699)         (30,928)       (574,571)
                                                                    --------------  --------------   --------------  --------------
Net increase                                                            15,066,890   $ 276,649,753        1,005,689    $ 18,814,554
                                                                    ==============  ==============   ==============  ==============


     (a) Net of redemption of fees of $22,321 for Class I and $7,138 for Class
P.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

     In order to settle foreign security transactions and to protect them against possible fluctuations in foreign exchange rates pending the settlement of securities transactions, the Fund enters into forward currency contracts which obligate them to exchange currencies at specified future dates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. There were no open forward foreign currency contracts at June 30, 2008.

EPOCH GLOBAL SHAREHOLDER EQUITY YIELD FUND
THE WORLD FUNDS, INC. (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is available on or through the SEC's website at www.sec.gov. QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL FEDERAL TAX INFORMATION

The Fund intends to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the Fund was reported to shareholders on the 2007 Form 1099-DIV.

The percentage of ordinary income dividends paid by the Fund during the year ended December 31, 2007 which qualify for the Dividends Received Deduction available to corporate shareholders was 73.77%.

INVESTMENT ADVISER:

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Epoch Global Equity Shareholder Yield Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

Dear Shareholder:

Fund performance held up much better than the market as a whole. Epoch's U.S. All Cap Equity Fund (the "Fund") returned -3.8% net of fees for the first half. This compares with returns of -11.1% on the Russell 3000 Index.

The most noteworthy component of the Funds' excess return relative to the market was the significantly lower-than-market weight in the financial sector combined with excellent security selection within the sector. Security selection was strong in every sector with the exception of materials and utilities, which were modest detractors. Higher-than-market weights in the energy, materials and utilities sectors produced additional positive contribution to relative returns. Over weights in healthcare and consumer discretionary were modest performance detractors but the strong selection within those sectors was enough to offset the impact of the weighting.

Market conditions were extremely hostile during the beginning of the year, as investors reduced exposure to equities. Few markets or sectors were able to escape the decline in prices; only energy and materials sectors posted positive returns. This added to general market angst, as higher food and energy prices place strain on both consumers and businesses.

Liquidity has become a crucial issue. As participants in credit markets became cautious of their counterparties and struggled to improve their own liquidity, a de-leveraging of the broader financial markets has taken place. Banks, broker dealers and hedge funds have been forced to sell assets as margin requirements were increased and credit dried up. Auction rate preferred markets froze and municipalities have also struggled to fund themselves.

Of the typically defensive sectors, healthcare, and utilities have failed to live up to that reputation by posting negative returns. Consumer staples also declined due to the fear that higher prices for cost of goods would erode margins.

The US consumer is extremely challenged in this environment of falling housing prices and rising food and energy prices. Consumer spending and residential investment will continue to be sluggish in 2008 and potentially into 2009. Portfolio investments within the consumer discretionary sector are currently in less cyclical companies.

The credit contraction is beginning to extend beyond the sub-prime mortgage arena. We think that short rallies in the financial sector are not supported by fundamentals and maintain that it is still too early to be more than selectively involved in the sector. We continue to emphasize companies with more limited credit exposure, excess capital on the balance sheet and cheap sources of funding

The ongoing de-leveraging of both consumer and financial balance sheets is beginning to slow growth globally. We are currently focused on businesses that are more likely to be resistant to economic cyclicality. Government and business spending should hold up better than consumer spending this year. There are still attractive investment opportunities in technology, industrial and energy service companies where spending will continue on upgrade cycles and infrastructure expansion. We also see attractive opportunities in utilities and healthcare where election uncertainty has become discounted.

Energy prices will remain volatile. Demand destruction has begun to take place and, while interim price declines are likely, prices will remain high by historical standards.WAGE INCREASES IN EMERGING MARKETS COMBINED WITH ESCALATING COMMODITY PRICES ARE, FOR THE FIRST TIME IN MANY YEARS, INCREASING IMPORT PRICES. THE END OF CHEAP SOURCING FROM EMERGING MARKETS MAKES THE SELECTION OF STRONG COMPANIES WITH PRICING POWER ESSENTIAL.

Market volatility will continue to provide value opportunities. Our ongoing focus on sustainable free cash flow should provide compelling returns over this cycle. As bottom up investors, we are identifying select opportunities for investment in businesses that are able to produce strong cash flow even in difficult economic environments.

William Priest
Portfolio Manager

David Pearl
Portfolio Manager

Michael Welhoelter
Portfolio Manager

EPOCH U.S. ALL CAP EQUITY FUND

FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions made within six months of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
Class I Shares                                          January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                             $ 1,000.00                   $ 962.22                     $ 6.29
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,018.55                     $ 6.47



                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
Class P Shares                                          January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                             $ 1,000.00                   $ 962.13                     $ 7.51
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,017.30                     $ 7.72


* - Expenses are equal to the Fund's annualized expense ratio of 1.29% for Class I and 1.54% for Class P, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.


                         EPOCH U.S. ALL CAP EQUITY FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF JUNE 30, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Aerospace                               3.61%
Chemicals                               4.82%
Consumer Discretionary                  2.16%
Consumer Staples                        5.26%
Cosmetics & Toiletries                  1.46%
Energy                                  3.39%
Entertainment                           1.93%
Environmental Services                  2.12%
Financial Services                      10.42%
Healthcare Products                     4.42%
Healthcare Services                     10.53%
Insurance                               1.88%
Manufacturing                           4.85%
Media & Communications                  6.59%
Oil & Gas Exploration                   16.01%
Semiconductors                          1.68%
Software & Services                     9.61%
Transportation                          1.03%

                         EPOCH U.S. ALL CAP EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS                                                                              91.77%

                AEROSPACE:                                                                                  3.61%
   15,750       Alliant Techsystems, Inc.*                                                                              $ 1,601,460
   24,500       Boeing Co.                                                                                                1,610,140
                                                                                                                     --------------
                                                                                                                          3,211,600
                                                                                                                     --------------

                CHEMICALS:                                                                                  4.82%
   39,250       Du Pont EI De Nemours & Co.                                                                               1,683,433
   27,650       Praxair, Inc.                                                                                             2,605,736
                                                                                                                     --------------
                                                                                                                          4,289,169
                                                                                                                     --------------

                CONSUMER DISCRETIONARY:                                                                     2.16%
   21,350       Genuine Parts Co.                                                                                           847,168
   18,000       Nike, Inc. CL-B                                                                                           1,072,980
                                                                                                                     --------------
                                                                                                                          1,920,148
                                                                                                                     --------------

                CONSUMER STAPLES:                                                                           5.26%
   24,950       Altria Group Inc.                                                                                           512,972
   15,550       Bunge Limited                                                                                             1,674,579
   24,950       Philip Morris International                                                                               1,232,281
   44,110       Safeway Inc.                                                                                              1,259,341
                                                                                                                     --------------
                                                                                                                          4,679,173
                                                                                                                     --------------

                COSMETICS & TOILETRIES:                                                                     1.46%
   33,350       International Flavors & Fragrances                                                                        1,302,651
                                                                                                                     --------------

                ENERGY:                                                                                     3.39%
   18,700       Arch Coal, Inc.                                                                                           1,403,061
   43,760       Scana Corp.                                                                                               1,619,120
                                                                                                                     --------------
                                                                                                                          3,022,181
                                                                                                                     --------------

                ENTERTAINMENT:                                                                              1.93%
   68,810       International Game Technology                                                                             1,718,874
                                                                                                                     --------------

                ENVIRONMENTAL SERVICES:                                                                     2.12%
   50,100       Waste Management Inc.                                                                                     1,889,271
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                FINANCIAL SERVICES:                                                                        10.42%
   33,995       Bank Of New York Company, Inc.                                                                          $ 1,286,031
   68,000       Hudson City Bancorp, Inc.                                                                                 1,134,240
   70,870       Istar Financial, Inc.                                                                                       936,193
   64,300       Marshall & Ilsley Corp.                                                                                     985,719
   52,000       People's United Financial                                                                                   811,200
   32,160       Visa Inc.*                                                                                                2,614,929
   60,850       Western Union Co.                                                                                         1,504,212
                                                                                                                     --------------
                                                                                                                          9,272,524
                                                                                                                     --------------

                HEALTHCARE PRODUCTS:                                                                        4.42%
   97,840       Boston Scientific Corp.*                                                                                  1,202,453
   65,300       Bristol Myers Squibb, Inc.                                                                                1,340,609
   57,450       Endo Pharmaceuticals Holdings, Inc.*                                                                      1,389,715
                                                                                                                     --------------
                                                                                                                          3,932,777
                                                                                                                     --------------

                HEALTHCARE SERVICES:                                                                       10.53%
   44,250       Aetna US Healthcare                                                                                       1,793,452
   42,250       Davita, Inc.*                                                                                             2,244,742
   21,750       Laboratory Corp. of America Holdings*                                                                     1,514,453
   30,500       Thermo Fischer Scientific Inc.*                                                                           1,699,765
   49,850       Ventas, Inc.                                                                                              2,122,115
                                                                                                                     --------------
                                                                                                                          9,374,527
                                                                                                                     --------------

                INSURANCE:                                                                                  1.88%
   21,000       Everest Re Group Ltd.                                                                                     1,673,910
                                                                                                                     --------------

                MANUFACTURING:                                                                              4.85%
   33,200       Agilent Technologies, Inc.*                                                                               1,179,928
   18,000       MEMC Electronic Materials, Inc.*                                                                          1,107,720
   32,850       Silgan Holdings Inc.                                                                                      1,666,809
    7,733       WABCO Holdings Inc.                                                                                         359,275
                                                                                                                     --------------
                                                                                                                          4,313,732
                                                                                                                     --------------

                MEDIA & COMMUNICATIONS:                                                                     6.59%
   43,800       Arbitron Inc.                                                                                             2,080,500
   132,650      Comcast CL-A Special                                                                                      2,488,514
    5,970       Liberty Media Corp - Capital A*                                                                              85,968
   50,000       Liberty Entertainment CL-A*                                                                               1,211,500
                                                                                                                     --------------
                                                                                                                          5,866,482
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                OIL & GAS EXPLORATION:                                                                     16.01%
   27,150       ConocoPhillips                                                                                          $ 2,562,689
   30,900       Exxon Mobil Corp.                                                                                         2,723,217
   32,282       Helix Energy Solutions Group Inc.*                                                                        1,344,222
   33,200       National Oilwell Varco Inc.*                                                                              2,945,504
   28,150       Oneok, Inc.                                                                                               1,374,565
   66,783       Southern Union Co.                                                                                        1,804,463
   30,200       Weatherford International Ltd. *                                                                          1,497,618
                                                                                                                     --------------
                                                                                                                         14,252,278
                                                                                                                     --------------

                SEMICONDUCTORS:                                                                             1.68%
   206,614      Silicon Image, Inc.*                                                                                      1,497,951
                                                                                                                     --------------

                SOFTWARE & SERVICES:                                                                        9.61%
    7,100       Apple Computer, Inc.*                                                                                     1,188,824
   40,440       Electronic Arts, Inc.*                                                                                    1,796,749
   30,750       Fair Isaac Corp.                                                                                            638,678
   115,650      Microsoft Corp.                                                                                           3,181,532
   83,280       Oracle Corp.*                                                                                             1,748,880
                                                                                                                     --------------
                                                                                                                          8,554,663
                                                                                                                     --------------

                TRANSPORTATION:                                                                             1.03%
   11,550       Overseas Shipholding Group, Inc.                                                                            918,456
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $79,083,954)                                                                        91.77%        81,690,367
                Other assets, net of liabilities                                                            8.23%         7,329,708
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 89,020,075

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)


See Notes to Financial Statements


EPOCH U.S. ALL CAP EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $79,083,954) (Note 1)                                                       $ 81,690,367
  Cash                                                                                                                    7,974,442
  Dividends receivable                                                                                                       75,700
  Receivable for capital stock sold                                                                                           6,600
  Interest receivable                                                                                                         8,962
  Prepaid expenses                                                                                                           13,128
                                                                                                                     --------------
    TOTAL ASSETS                                                                                                         89,769,199
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                          667,289
  Payable for capital stock redeemed                                                                                          8,000
  Accrued investment management fees                                                                                         62,814
  Accrued administration                                                                                                      3,772
  Accrued 12b-1 fees Class P                                                                                                    277
  Accrued custody fees                                                                                                        6,142
  Other accrued expenses                                                                                                        830
                                                                                                                     --------------
    TOTAL LIABILITIES                                                                                                       749,124
                                                                                                                     --------------

NET ASSETS                                                                                                             $ 89,020,075
                                                                                                                     ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 5,296,983 $0.01 par value shares of beneficial interest outstanding                    $ 85,592,230
  Accumulated net investment income (loss)                                                                                   58,327
  Accumulated net realized gain (loss) on investments                                                                       763,105
  Net unrealized appreciation (depreciation) of investments                                                               2,606,413
                                                                                                                     --------------
  NET ASSETS                                                                                                           $ 89,020,075
                                                                                                                     ==============

NET ASSET VALUE PER SHARE
CLASS I
($88,527,836 / 5,267,637 shares outstanding; 20,000,000 authorized)                                                         $ 16.81
                                                                                                                     ==============

CLASS P
($492,239 / 29,346 shares outstanding; 15,000,000 authorized)                                                               $ 16.77
                                                                                                                     ==============


See Notes to Financial Statements

EPOCH U.S. ALL CAP EQUITY FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend                                                                                                                $ 422,871
  Interest                                                                                                                   38,016
                                                                                                                     --------------
    Total investment income                                                                                                 460,887
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                       311,880
  12b-1 fees, Class P (Note 2)                                                                                                  332
  Recordkeeping and administrative services (Note 2)                                                                         31,188
  Accounting fees (Note 2)                                                                                                   15,594
  Custodian fees                                                                                                             12,775
  Transfer agent fees (Note 2)                                                                                               14,367
  Professional fees                                                                                                          28,144
  Filing and registration fees (Note 2)                                                                                      13,426
  Directors fees                                                                                                              5,692
  Compliance fees                                                                                                             2,459
  Shareholder servicing and reports (Note 2)                                                                                 11,075
  Other                                                                                                                      18,382
                                                                                                                     --------------
    Total expenses                                                                                                          465,314
    Management fee waivers (Note 2)                                                                                        (62,754)
                                                                                                                     --------------
    Net expenses                                                                                                            402,560
                                                                                                                     --------------
    Net investment income (loss)                                                                                             58,327
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                                 763,765
    Net increase (decrease) in unrealized appreciation (depreciation) on investments                                    (1,024,029)
                                                                                                                     --------------
    Net realized and unrealized gain (loss) on investments                                                                (260,264)
                                                                                                                     --------------

    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                   $ (201,937)
                                                                                                                     ==============


See Notes to Financial Statements

EPOCH U.S. ALL CAP EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2008           YEAR ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 2007
                                                                                         --------------------  --------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                       $ 58,327              $ 84,703
  Net realized gain (loss) on investments                                                             763,765             2,133,260
  Change in net unrealized appreciation (depreciation) on investments                             (1,024,029)               608,108
                                                                                         --------------------  --------------------
  Increase (decrease) in net assets from operations                                                 (201,937)             2,826,071
                                                                                         --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class I                                                                                                --              (94,761)
    Class P                                                                                                --                  (38)
  Net realized gains
    Class I                                                                                                --           (1,989,979)
    Class P                                                                                                --               (6,849)
                                                                                         --------------------  --------------------
  Decrease in net assets from distributions                                                                --           (2,091,627)
                                                                                         --------------------  --------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
    Class I                                                                                        58,575,128            12,307,779
    Class P                                                                                           391,202               105,957
  Distributions reinvested
    Class I                                                                                                --             1,696,649
    Class P                                                                                                --                 6,452
  Shares redeemed
    Class I                                                                                       (4,768,856)           (6,933,973)
    Class P                                                                                           (6,558)             (135,782)
                                                                                         --------------------  --------------------
  Increase (decrease) in net assets from capital share transactions                                54,190,916             7,047,082
                                                                                         --------------------  --------------------

NET ASSETS
  Increase during period                                                                           53,988,979             7,781,526
  Beginning of period                                                                              35,031,096            27,249,570
                                                                                         --------------------  --------------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $58,327 AND $-,           $ 89,020,075          $ 35,031,096
  RESPECTIVELY)                                                                          ====================  ====================


See Notes to Financial Statements


EPOCH U.S. ALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS I SHARES
                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     JUNE 30, 2008        DECEMBER 31,         YEAR ENDED           PERIOD ENDED
                                                      (UNAUDITED)             2007          DECEMBER 31, 2006    DECEMBER 31, 2005*
                                                   ------------------    ---------------   ------------------    ------------------


NET ASSET VALUE, BEGINNING OF PERIOD                   $ 17.47               $ 16.99            $ 14.91               $ 15.00
                                                   -----------           -----------        -----------           -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                            0.02                  0.04               0.01                    --(1)
  Net realized and unrealized gain (loss) on            (0.68)                  1.54               2.07                (0.09)
    investments                                    -----------           -----------        -----------           -----------
  TOTAL FROM INVESTMENT ACTIVITIES                      (0.66)                  1.58               2.08                (0.09)
                                                   -----------           -----------        -----------           -----------
DISTRIBUTIONS
  Net investment income                                     --                (0.05)                 --(1)                 --
  Net realized gain                                         --                (1.05)                 --                    --
                                                   -----------           -----------        -----------           -----------
  TOTAL DISTRIBUTIONS                                       --                (1.10)                 --                    --
                                                   -----------           -----------        -----------           -----------
PAID-IN-CAPITAL FROM REDEMPTION FEES (NOTE 2)               --(1)                 --                 --                    --
                                                   -----------           -----------        -----------           -----------

NET ASSET VALUE, END OF PERIOD                         $ 16.81               $ 17.47            $ 16.99               $ 14.91
                                                   ===========           ===========        ===========           ===========
RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                           (3.78%)                 9.27%             13.96%               (0.60%)
Ratio to average net assets (A)
  Expenses, net (B)                                      1.29%**               1.29%              1.29%                 1.29%**
  Net investment income (loss)                           0.19%**               0.26%              0.05%               (0.07%)**
Portfolio turnover rate                                 13.29%                42.96%             63.87%                16.96%
Net assets, end of period (000's)                     $ 88,528              $ 34,911           $ 27,108              $ 14,088


*Commencement of operations was July 25, 2005
**Annualized
(1)Less than $0.01 per share.
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.20% for the six months ended June 30, 2008, 0.41%
for the year ended December 31, 2007, 0.43% for the year ended December 31, 2006 and 1.26%
for the period ended December 31, 2005.
(B)Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements


EPOCH U.S. ALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                 CLASS P SHARES
                                                                              -----------------------------------------------------
                                                                             SIX MONTHS ENDED      YEAR ENDED        PERIOD ENDED
                                                                               JUNE 30, 2008      DECEMBER 31,       DECEMBER 31,
                                                                                (UNAUDITED)           2007               2006*
                                                                             ----------------    --------------    ----------------


NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 17.43             $ 16.97           $ 15.31
                                                                              ----------          ----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                    (0.01)                0.01            (0.01)
  Net realized and unrealized gain (loss) on investments                          (0.65)                1.45              1.67
                                                                              ----------          ----------        ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                (0.66)                1.46              1.66
                                                                              ----------          ----------        ----------
DISTRIBUTIONS
  Net investment income                                                               --              (0.01)                --
  Net realized gain                                                                   --              (1.05)                --
                                                                              ----------          ----------        ----------
  TOTAL DISTRIBUTIONS                                                                 --              (1.06)                --
                                                                              ----------          ----------        ----------
PAID-IN-CAPITAL FROM REDEMPTION FEES (NOTE 2)                                         --                0.06                --
                                                                              ----------          ----------        ----------
NET ASSET VALUE, END OF PERIOD                                                   $ 16.77             $ 17.43           $ 16.97
                                                                              ==========          ==========        ==========
RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                                                     (3.79%)               8.90%            10.84%
Ratio to average net assets (A)
  Expenses, net (B)                                                                1.54%**             1.54%             1.54%**
  Net investment income (loss)                                                   (0.06%)**             0.01%           (0.21%)**
Portfolio turnover rate                                                           13.29%              42.96%            63.87%
Net assets, end of period (000's)                                                  $ 492               $ 120             $ 142


*Commencement of operations was August 15, 2006
**Annualized
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.20% for the six months ended June 30, 2008, 0.41% for the year ended December 31, 2007, and 0.43% for the period ended December
31, 2006.
(B)Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

EPOCH U.S. ALL CAP EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Epoch U.S. All Cap Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established July 25, 2005 as a series of TWF which has allocated to the Fund 50,000,000 (Class I 20,000,000; Class P 15,000,000; Class A 15,000,000) shares of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers two Classes of shares (Class I and Class P).

     The objective of the Fund is to achieve long-term capital appreciation by investing primarily in a diversified portfolio consisting of equity securities of U.S. companies.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

VALUATION INPUTS                                                                                           INVESTMENT IN SECURITIES
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                 $ 81,690,367
Level 2- Other Significant Observable Inputs                                                                                     --
Level 3- Significant Unobservable Inputs                                                                                         --
                                                                                                           ------------------------
Total                                                                                                                  $ 81,690,367


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At June 30, 2008, three previous tax years are open: December 31, 2005-December 31, 2007. The Fund has no examinations in progress. The Fund reviewed the six months ended June 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Epoch Investment Partners, Inc. ("EIP") provides investment advisory services for an annual fee of 1.00% on the average daily net assets of the Fund. For the six months ended June 30, 2008, EIP earned $311,880 in advisory fees, of which $62,754 was waived.

     In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2008 so that the ratio of total annual operating expenses is limited to 1.29% of average net assets of Class I shares and 1.54% of Class P shares. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2008 was $349,895 and expires as follows:

YEAR EXPIRING                                                                                                                AMOUNT
 ------------------------------------------------------------------------------------------------------------------  --------------

2008                                                                                                                       $ 47,800
2009                                                                                                                        102,855
2010                                                                                                                        136,486
2011                                                                                                                         62,754
                                                                                                                     --------------
                                                                                                                          $ 349,895
                                                                                                                     ==============


     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund or the Advisor may incur such distribution expenses at the rate of .25% per annum on the Fund's Class P average daily net assets. For the six months ended June 30, 2008, there were $332 of 12b-1 fees incurred by Class P shares.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended June 30, 2008, FDCC received no fees and commissions from the sale of Fund shares. A 2% redemption fee is charged for certain redemptions made within six months of purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. For the six months ended June 30, 2008, $626 in redemption fees were received by the Fund.
     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% on the first $75,000,000 of average daily net assets and 0.05% on assets in excess of $75,000,000. CSS earned and received $31,188 for its services for the six months ended June 30, 2008. Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. CSS received $465 of the $11,075 in shareholder servicing and reports expense incurred and $1,588 of the $13,426 in registration fees incurred for hourly services provided to the Fund.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned and received $14,367 for its services for the six months ended June 30, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned and received $15,594 for its services for the six months ended June 30, 2008.

     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended June 30, 2008, were $57,317,195 and $8,051,893, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions during the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

                                                                                                 SIX MONTHS
                                                                                                      ENDED
                                                                                              JUNE 30, 2008              YEAR ENDED
                                                                                                (UNAUDITED)       DECEMBER 31, 2007
                                                                                             --------------  ----------------------

Distributions paid from:
Ordinary income                                                                                         $--               $ 542,903
Capital gains                                                                                            --               1,548,724
                                                                                             --------------  ----------------------
                                                                                                        $--             $ 2,091,627
                                                                                             ==============  ======================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the fund were:


                                                                            CLASS I SHARES                  CLASS P SHARES
                                                                           SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                            JUNE 30, 2008                    JUNE 30, 2008
                                                                             (UNAUDITED)                      (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                              3,558,825    $ 58,575,128           22,845       $ 391,202
Shares reinvested                                                               --              --               --              --
Shares redeemed (a)                                                      (289,399)     (4,768,856)            (376)         (6,558)
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                  3,269,426    $ 53,806,272           22,469       $ 384,644
                                                                    ==============  ==============   ==============  ==============


     (a) Net of redemption fees of $626 for Class I and $- for Class P.


                                                                            CLASS I SHARES                  CLASS P SHARES
                                                                              YEAR ENDED                      YEAR ENDED
                                                                          DECEMBER 31, 2007                DECEMBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                696,863    $ 12,307,779            5,798       $ 105,957
Shares reinvested                                                           96,455       1,696,649              367           6,452
Shares redeemed (a)                                                      (391,052)     (6,933,973)          (7,640)       (135,782)
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                    402,266     $ 7,070,455          (1,475)       ($23,373)
                                                                    ==============  ==============   ==============  ==============


     (a) Net of redemption fees of $- for Class I and $425 for Class P.

EPOCH U.S. ALL CAP EQUITY FUND
THE WORLD FUNDS, INC. (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Epoch U.S. All Cap Equity Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                         EPOCH U.S. ALL CAP EQUITY FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
                                                        January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                      $ 1,000                    $ 1,018.70                   $ 8.18
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,016.85                   $ 8.17


* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                    COMMON STOCK HOLDINGS BY INDUSTRY SECTOR
    AS PERCENTAGE OF COMMON STOCK ALLOCATION AS OF JUNE 30, 2008 (UNAUDITED)


                        [COMMON STOCK HOLDINGS Graphic]

Diversified/Other                               13.61%
Healthcare                                      5.83%
Hotel                                           2.21%
Multi-Family                                    20.50%
Office/Industrial                               17.91%
Retail                                          15.80%


                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                  PREFERRED STOCK HOLDINGS BY INDUSTRY SECTOR
  AS PERCENTAGE OF PREFERRED STOCK ALLOCATION AS OF JUNE 30, 2008 (UNAUDITED)


                        [PREFERRED STOCK HOLDINGS Graphic]


Diversified/Other                               2.32%
Healthcare                                      2.24%
Hotel                                           0.91%
Industrial                                      0.63%
Mortgage                                        0.98%
Multi-Family                                    3.00%
Office                                          2.99%
Retail                                          3.91%

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------


                LONG POSITIONS

                COMMON STOCKS                                                                             75.86%

                DIVERSIFIED/OTHER:                                                                        13.61%
   28,100       Ishares Dow Jones U.S. Real Estate Index Fund                                                           $ 1,712,695
   82,000       MI Developments                                                                                           1,844,180
   78,800       Ultra Real Estate Proshares                                                                               2,214,280
   24,900       Vornado Realty Trust                                                                                      2,191,200
                                                                                                                    ---------------
                                                                                                                          7,962,355
                                                                                                                    ---------------

                HEALTHCARE:                                                                                5.83%
   88,800       Biomed Realty Trust                                                                                       2,178,264
   52,000       Healthcare Realty Trust, Inc.                                                                             1,236,040
                                                                                                                    ---------------
                                                                                                                          3,414,304
                                                                                                                    ---------------

                HOTEL:                                                                                     2.21%
   53,900       Gaylord Entertainment Co.*                                                                                1,291,444
                                                                                                                    ---------------

                MULTI-FAMILY:                                                                             20.50%
   40,800       American Campus Communities, Inc.                                                                         1,135,872
   49,000       Apartment Investment & Management Co.                                                                     1,668,940
   34,200       BRE Properties Class A                                                                                    1,480,176
   126,400      Colonial Properties Trust                                                                                 2,530,528
   87,000       Post Properties, Inc. **                                                                                  2,588,250
   111,730      Sun Communities, Inc.                                                                                     2,036,838
   24,900       UDR, Inc.                                                                                                   557,262
                                                                                                                    ---------------
                                                                                                                         11,997,866
                                                                                                                    ---------------

                OFFICE/INDUSTRIAL:                                                                        17.91%
   57,500       Allied Properties Real Estate Investment Trust (Canada)                                                   1,140,179
   68,000       Douglas Emmett, Inc.                                                                                      1,493,960
   91,600       Duke Realty Corp.                                                                                         2,056,420
   58,100       Liberty Property Trust **                                                                                 1,926,015



   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------


                OFFICE/INDUSTRIAL(continued):
   44,200       Mack-Cali Realty Corp.                                                                                  $ 1,510,314
   214,733      Mission West Properties, Inc.                                                                             2,353,474
                                                                                                                    ---------------
                                                                                                                         10,480,362
                                                                                                                    ---------------

                RETAIL:                                                                                   15.80%
   122,500      Kite Realty Group Trust **                                                                                1,531,250
   99,500       Pennsylvania Real Estate Investment Trust                                                                 2,302,430
   93,400       Ramco-Gershenson Properties Trust **                                                                      1,918,436
   49,500       Tanger Factory Outlet                                                                                     1,778,535
   56,500       Weingarten Realty                                                                                         1,713,080
                                                                                                                    ---------------
                                                                                                                          9,243,731
                                                                                                                    ---------------

                TOTAL COMMON STOCKS                                                                                      44,390,062
                                                                                                                    ---------------
                (Cost: $ 46,575,906)

                PREFERRED STOCK:                                                                          16.98%

                DIVERSIFIED/OTHER:                                                                         2.32%
   25,800       Cousins Properties Inc., Series A, 7.750% **                                                                580,500
   16,400       Entertainment Properties, Series D, 7.375%                                                                  316,684
   17,500       Public Storage Inc., Series A, 6.125% **                                                                    454,300
                                                                                                                    ---------------
                                                                                                                          1,351,484
                                                                                                                    ---------------

                HEALTHCARE:                                                                                2.24%
   24,800       Biomed Realty Trust, Series A, 7.375%                                                                       496,000
   20,300       HCP Inc., Series F, 7.100% **                                                                               409,045
   16,900       Healthcare REIT Inc., Series D, 7.875% **                                                                   403,065
                                                                                                                    ---------------
                                                                                                                          1,308,110
                                                                                                                    ---------------

                HOTEL:                                                                                     0.91%
   28,900       LaSalle Hotel Properties, Series G, 7.250% **                                                               532,916
                                                                                                                    ---------------

                INDUSTRIAL:                                                                                0.63%
   19,200       Duke Realty Corp., Series L, 6.60% **                                                                       368,832
                                                                                                                    ---------------

                MORTGAGE:                                                                                  0.98%
   30,200       Istar Financial Inc., Series D, 8.000%                                                                      573,498
                                                                                                                    ---------------



   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------



                MULTI-FAMILY:                                                                              3.00%
   24,200       Apartment Investment & Management Co., Series Y, 7.875%                                                   $ 546,436
   20,700       BRE Properties, Series C, 6.750% **                                                                         428,490
   15,600       Colonial Properties Trust, Series D, 8.125% **                                                              366,600
   17,700       Mid-American Apartment Communities, Series H, 8.30% **                                                      422,853
                                                                                                                    ---------------
                                                                                                                          1,764,379
                                                                                                                    ---------------

                OFFICE:                                                                                    2.99%
   18,600       Brandywine Realty Trust, Series C, 7.50%                                                                    390,600
   20,300       Digital Realty, Series B, 7.875%                                                                            427,721
   24,000       Kilroy Realty Corp., Series F, 7.500% **                                                                    523,200
   18,400       SL Green Realty Corp., Series C, 7.625%                                                                     406,824
                                                                                                                    ---------------
                                                                                                                          1,748,345
                                                                                                                    ---------------

                RETAIL:                                                                                    3.91%
   20,100       CBL & Associates Properties, Series C, 7.75% **                                                             440,190
   15,700       Developers Diversified Realty, Series H, 7.375%                                                             327,659
   19,000       Regency Centers Corp., Series E, 6.70%                                                                      387,030
   17,600       Tanger Factory Outlet, Series C, 7.50%                                                                      398,992
   16,800       Urstadt Biddle Properties, Inc., Series D, 7.50%                                                            362,040
   18,700       Weingarten Realty Investment, Series F, 6.500% **                                                           373,065
                                                                                                                    ---------------
                                                                                                                          2,288,976
                                                                                                                    ---------------

                TOTAL PREFERRED STOCKS                                                                                    9,936,540
                                                                                                                    ---------------
                (Cost: $11,301,128)

                TOTAL LONG POSITIONS                                                                                     54,326,602
                                                                                                                    ---------------
                (Cost: $57,877,034)

                SECURITIES SOLD SHORT

                COMMON STOCK                                                                              -7.64%

                DIVERSIFIED/OTHER:                                                                        -2.67%
  (12,300)      CB Richard Ellis Group, Inc.*                                                                             (236,160)
  (10,600)      Forest City Enterprises, Class A                                                                          (341,532)
   (4,500)      Jones Lang LaSalle, Inc.                                                                                  (270,855)



   NUMBER
     OF                                                                                                % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                NET ASSETS           VALUE
------------    -------------------------------------------------------------------------------    -------------    ---------------


                DIVERSIFIED/OTHER (continued):
   (5,900)      The Macerich Co.                                                                                        $ (366,567)
  (10,000)      St. Joe Company*                                                                                          (343,200)
                                                                                                                    ---------------
                                                                                                                        (1,558,314)
                                                                                                                    ---------------

                HOTEL:                                                                                    -2.14%
  (29,100)      Boyd Gaming Corp.                                                                                         (365,496)
  (12,500)      Las Vegas Sands Corp.*                                                                                    (593,000)
   (3,600)      Wynn Resorts, Ltd.*                                                                                       (292,860)
                                                                                                                    ---------------
                                                                                                                        (1,251,356)
                                                                                                                    ---------------

                MORTGAGE:                                                                                 -0.65%
  (12,700)      Bank of the Ozarks, Inc.                                                                                  (188,722)
  (23,800)      Firstfed Financial Corp.*                                                                                 (191,352)
                                                                                                                    ---------------
                                                                                                                          (380,074)
                                                                                                                    ---------------

                MULTI-FAMILY:                                                                             -1.13%
   (3,100)      Avalonbay Communities, Inc.                                                                               (276,396)
  (10,100)      Equity Residential                                                                                        (386,527)
                                                                                                                    ---------------
                                                                                                                          (662,923)
                                                                                                                    ---------------

                OFFICE/INDUSTRIAL:                                                                        -0.52%
   (7,500)      Digital Realty Trust                                                                                      (306,825)
                                                                                                                    ---------------

                RETAIL:                                                                                   -0.53%
   (4,200)      Sears Holdings Corp.*                                                                                     (309,372)
                                                                                                                    ---------------

                TOTAL SECURITIES SOLD SHORT                                                                             (4,468,864)
                                                                                                                    ---------------
                (Proceeds $5,992,290)

                NET INVESTMENTS IN SECURITIES
                (Cost: $51,884,744, net of proceeds from securities sold short)                           85.20%         49,857,738
                Other assets, net of liabilities                                                          14.80%          8,662,509
                                                                                                   -------------    ---------------
                NET ASSETS                                                                               100.00%       $ 58,520,247
                                                                                                   =============    ===============

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

** All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $6,999,883. See Note 1.


See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $57,877,034) (Note 1)                                                       $ 54,326,602
  Deposits with brokers for securities sold short                                                                         6,983,889
  Cash                                                                                                                    2,769,508
  Receivable from broker                                                                                                     19,802
  Dividends and interest receivable                                                                                         274,450
  Receivable for capital stock sold                                                                                          41,000
  Receivable for securities sold                                                                                            954,175
                                                                                                                             26,140
  Prepaid expenses                                                                                                   --------------
                                                                                                                         65,395,566
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Payable for securities sold short (proceeds $5,992,290) (Note 1)                                                        4,468,864
  Payable for securities purchased                                                                                        2,329,607
  Payable for capital stock redeemed                                                                                          2,279
  Accrued management fees                                                                                                    49,863
  Accrued professional fees                                                                                                   9,904
  Accrued custody fees                                                                                                        5,777
  Accrued administration and accounting fees                                                                                  8,504
                                                                                                                                521
  Accrued other                                                                                                      --------------
                                                                                                                          6,875,319
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 58,520,247
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 5,291,147 $0.01 par value shares of beneficial interest outstanding; 50,000,000
   shares authorized                                                                                                   $ 65,214,908
  Undistributed net investment income (loss)                                                                                758,161
  Accumulated net realized gain (loss) on investments                                                                   (5,425,816)
  Net unrealized appreciation (depreciation) on investments                                                             (3,550,432)
                                                                                                                          1,523,426
  Net unrealized appreciation (depreciation) on investments sold short                                               --------------
                                                                                                                       $ 58,520,247
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
                                                                                                                            $ 11.06
($58,520,247 / 5,291,147 shares outstanding)                                                                         ==============


See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividends (Net of foreign tax withheld of $10,028)                                                                    $ 1,666,031
  Interest                                                                                                                   57,346
                                                                                                                             15,551
  Tax reclaim income                                                                                                 --------------
                                                                                                                          1,738,928
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         269,925
  Recordkeeping and administrative services (Note 2)                                                                         26,992
  Accounting fees (Note 2)                                                                                                   26,992
  Transfer agent fees (Note 2)                                                                                               17,988
  Custody fees                                                                                                                5,429
  Professional fees                                                                                                          22,529
  Compliance fees                                                                                                             2,817
  Filing and registration fees (Note 2)                                                                                       8,951
  Shareholder servicing and reports (Note 2)                                                                                 41,556
  Directors fees                                                                                                              5,674
  Insurance fees                                                                                                              4,972
  Dividend expense                                                                                                           17,838
  Interest expense                                                                                                           16,765
                                                                                                                             14,387
  Miscellaneous                                                                                                      --------------
    Total expenses                                                                                                          482,815
    Fees paid indirectly (Note 6)                                                                                          (37,170)
                                                                                                                            (6,155)
    Management fee waiver (Note 2)                                                                                   --------------
                                                                                                                            439,490
    Net expenses                                                                                                     --------------
                                                                                                                          1,299,438
    Net investment income                                                                                            --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
  Net realized gain (loss) on:
    Investments                                                                                                         (1,674,190)
    Securities sold short                                                                                                 1,208,682
  Net increase (decrease) in unrealized appreciation/depreciation on:
    Investments                                                                                                           (752,781)
                                                                                                                            614,648
    Securities sold short                                                                                            --------------
                                                                                                                          (603,641)
  Net realized and unrealized gain (loss) on investments                                                             --------------
                                                                                                                          $ 695,797
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    ==============


See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                    JUNE 30, 2008     YEAR ENDED
                                                                                                     (UNAUDITED)  DECEMBER 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                          $ 1,299,438     $ 1,518,060
  Net realized gain (loss) on investments, securities sold short, and foreign currencies                  (465,508)       5,995,722
                                                                                                          (138,133)    (13,788,391)
  Change in unrealized appreciation/depreciation on investments and securities sold short            --------------  --------------
                                                                                                            695,797     (6,274,609)
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                                                   (533,504)     (1,518,060)
  Net realized gain on investments                                                                               --    (11,348,951)
                                                                                                                 --     (1,179,620)
  Return of capital                                                                                  --------------  --------------
                                                                                                          (533,504)    (14,046,631)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold                                                                                            15,502,059      21,543,092
  Distributions reinvested                                                                                  298,390       8,741,086
                                                                                                        (5,161,425)    (23,100,786)
  Shares redeemed                                                                                    --------------  --------------
                                                                                                         10,639,024       7,183,392
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase (decrease) during period                                                                      10,801,317    (13,137,848)
                                                                                                         47,718,930      60,856,778
  Beginning of period                                                                                --------------  --------------
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF $758,161 AND $(7,773),            $ 58,520,247    $ 47,718,930
  RESPECTIVELY)                                                                                      ==============  ==============


See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND

STATEMENT OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SIX MONTHS
                                                                                                              ENDED      YEAR ENDED
                                                                                                      JUNE 30, 2008    DECEMBER 31,
                                                                                                        (UNAUDITED)            2007
                                                                                                     --------------  --------------

INCREASE/(DECREASE) IN CASH
Cash flows from operating activities:
  Net increase in net assets from operations                                                              $ 695,797   $ (6,274,609)
  Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
    Purchase of investment securities                                                                  (35,563,954)    (61,216,060)
    Proceeds from disposition of investment securities                                                   21,318,614      65,113,027
    Decrease (increase) in receivables for securities sold                                                3,238,464     (4,192,639)
    Decrease (increase) in receivable from broker                                                           (5,602)         (1,873)
    Decrease (increase) in dividends and interest receivable                                                 40,500          21,819
    Decrease (increase) in prepaid assets                                                                     5,915         (2,295)
    Purchase and sale of securities sold short - net                                                      2,267,226       5,949,382
    Increase (decrease) in payable for securities purchased                                             (2,489,604)         850,852
    Increase (decrease) in interest/dividend payable                                                        (8,982)           8,982
    Decrease (increase) in deposits into brokers for securities sold short                              (1,211,749)        (31,843)
    Increase (decrease) in accrued management fees                                                           26,575           4,990
    Increase (decrease) in other accrued expenses                                                            15,163           2,934
    Unrealized depreciation on investments and securities sold short                                        138,133      13,788,391
    Net realized gain (loss) from investments and securities sold short (net of $ - for the six
    months ended June 30, 2008 and $1,434,341 in 2007 of capital gain distributions received)               465,508     (4,798,466)
                                                                                                                 --         330,356
    Return of capital dividends received                                                             --------------  --------------
                                                                                                       (11,067,996)       9,552,948
  Net cash provided by (used in) operating activities                                                --------------  --------------
Cash flows from financing activities:
  Proceeds from shares sold                                                                              15,516,059      21,519,991
  Payments on shares redeemed                                                                           (5,425,738)    (22,842,616)
                                                                                                          (235,114)     (5,297,323)
  Cash distributions paid                                                                            --------------  --------------
                                                                                                          9,855,207     (6,619,948)
  Net cash provided by (used in) financing activities                                                --------------  --------------
Net increase (decrease) in cash                                                                         (1,212,789)       2,933,000
Cash:
                                                                                                          3,982,297       1,049,297
  Beginning balance                                                                                  --------------  --------------
                                                                                                        $ 2,769,508     $ 3,982,297
  Ending balance                                                                                     ==============  ==============


See Notes to Financial Statements


REMS REAL ESTATE VALUE-OPPORTUNITY FUND*

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 JULY 1, 2006
                                                      SIX MONTHS ENDED        YEAR ENDED            THROUGH
                                                        JUNE 30, 2008        DECEMBER 31,        DECEMBER 31,         YEAR ENDED
                                                        (UNAUDITED)2             2007               2006**           JUNE 30, 2006
                                                     ------------------    ---------------    ------------------    ---------------


NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.96               $ 16.15            $ 15.01              $ 15.50
INVESTMENT ACTIVITIES
  Net investment income (loss)                               0.26                  0.36               0.04                 0.27
  Net realized and unrealized gain (loss) on               (0.05)                (1.93)               2.21                 1.29
   investments                                        -----------           -----------        -----------          -----------
                                                             0.21                (1.57)               2.25                 1.56
  TOTAL FROM INVESTMENT ACTIVITIES                    -----------           -----------        -----------          -----------
DISTRIBUTIONS
  Net investment income                                    (0.11)                (0.36)             (0.23)               (0.18)
  Realized gains                                               --                (2.96)             (0.88)               (1.76)
                                                               --                (0.30)                 --               (0.11)
  Return of capital                                   -----------           -----------        -----------          -----------
                                                           (0.11)                (3.62)             (1.11)               (2.05)
  TOTAL DISTRIBUTIONS                                 -----------           -----------        -----------          -----------

                                                          $ 11.06               $ 10.96            $ 16.15              $ 15.01
NET ASSET VALUE, END OF PERIOD                        ===========           ===========        ===========          ===========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                                1.87%              (10.27%)             15.07%               11.15%
Ratio to average net assets (A)
  Expenses (B)                                              1.63%***              1.77%              2.27%***             2.16%
  Net investment income                                     4.81%***              2.27%              1.95%***             2.79%
Portfolio turnover rate                                    42.67%               104.22%             64.82%               58.82%
Net assets, end of period (000's)                        $ 58,520              $ 47,719           $ 60,857             $ 55,177


*Formerly known as Hillview/REMS Leveraged REIT Fund. Name change effective on October 28, 2004.
**Effective July 2, 2006, the Fund changed its year end from June 30 to December 31.
***Annualized
(1)Commencement of operations was December 16, 2002.
(2)Per share amounts calculated using the average share method.
(A)Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.02% for the six months ended June 30, 2008, 0.11% for the year ended December 31, 2007, 0.21% for the period ended December 31, 2006, 0.15% for the year ended June 30, 2006, 0.56% for the year ended June 30, 2005, 0.16% for the year ended June 30, 2004 and 0.77% for the period ended
June 30, 2003. See Note 2.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND*

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   PERIOD DECEMBER
                                                                                                                      16, 2002
                                                                              YEAR ENDED         YEAR ENDED       THROUGH JUNE 30,
                                                                            JUNE 30, 2005      JUNE 30, 2004            20031
                                                                           ---------------    ---------------    ------------------



NET ASSET VALUE, BEGINNING OF PERIOD                                            $ 14.14            $ 12.75            $ 12.00
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                     0.31               0.18               0.23
                                                                                   2.34               2.08               0.76
  Net realized and unrealized gain (loss) on investments                    -----------        -----------        -----------
                                                                                   2.65               2.26               0.99
  TOTAL FROM INVESTMENT ACTIVITIES                                          -----------        -----------        -----------
DISTRIBUTIONS
  Net investment income                                                          (0.35)             (0.29)             (0.24)
  Realized gains                                                                 (0.70)             (0.39)                 --
                                                                                 (0.24)             (0.19)                 --
  Return of capital                                                         -----------        -----------        -----------
                                                                                 (1.29)             (0.87)             (0.24)
  TOTAL DISTRIBUTIONS                                                       -----------        -----------        -----------

                                                                                $ 15.50            $ 14.14            $ 12.75
NET ASSET VALUE, END OF PERIOD                                              ===========        ===========        ===========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                                                     19.26%             18.07%              8.37%
Ratio to average net assets (A)
  Expenses (B)                                                                    2.73%              3.26%              2.88%***
  Net investment income                                                           1.35%              1.30%              3.42%***
Portfolio turnover rate                                                          45.00%             84.00%             27.00%
Net assets, end of period (000's)                                              $ 42,974           $ 24,550           $ 22,396


*Formerly known as Hillview/REMS Leveraged REIT Fund. Name change effective on October 28, 2004.
**Effective July 2, 2006, the Fund changed its year end from June 30 to December 31.
***Annualized
(1)Commencement of operations was December 16, 2002.
(2)Per share amounts calculated using the average share method.
(A)Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.02% for the six months ended June 30, 2008, 0.11% for the year ended December 31, 2007, 0.21% for the period ended December 31, 2006, 0.15% for the year ended June 30, 2006, 0.56% for the year ended June 30, 2005, 0.16% for the year ended June 30, 2004 and 0.77% for the period ended
June 30, 2003. See Note 2.
(B)Expense ratio reflects the effect of fee waivers and reimbursements.


See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. ("TWF"); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the "Plan") approved at a special meeting of the shareholders held on November 17, 2005. TWF has allocated to the Fund 50,000,000 shares of its 1,050,000,000 shares of $.01 par value common stock. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

     The investment objective of the Fund is to achieve long-term growth and current income. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts ("REITs") and real estate operating companies.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments (including securities sold short) as of June 30, 2008:

                                         VALUATION INPUTS                                               INVESTMENT IN SECURITIES
--------------------------------------------------------------------------------------------------  -------------------------------

Level 1 - Quoted Prices                                                                                                $ 49,857,738
Level 2 - Other Significant Observable Inputs                                                                                    --
                                                                                                                                 --
Level 3 - Significant Unobservable Inputs                                                           -------------------------------
Total                                                                                                                  $ 49,857,738


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a specific identification basis.

CASH, CASH EQUIVALENTS AND RESTRICTED CASH

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

     The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. All are in the custody of the prime broker. Such cash balances include amounts of "restricted cash" consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate.

     Substantially all of the Fund's cash and securities are either held as collateral by the prime broker against margin obligations or are deposited with the prime broker for safekeeping. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund's investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted on a timely basis. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At June 30, 2008, the following tax years are open: June 30, 2005 - June 30, 2006 and December 31, 2006 and December 31, 2007. The Fund has no examinations in progress. The Fund reviewed the six months ended June 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

REAL ESTATE INVESTMENT TRUST SECURITIES

     The Fund has made certain investments in real estate investment trusts ("REITs") which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT's taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

SHORT SALES

     A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund's custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2008, the value of securities sold short amounted to $4,468,864 against which collateral of $13,983,772, comprised of segregated securities with market value of $6,999,883 and cash of $6,983,889, was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Portfolio of Investments.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group ("REMS"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. Effective November 25, 2005, REMS has contractually agreed to waive or limit its fees until August 31, 2009, so that the ratio of total operating expenses for the Fund's shares is limited to 1.50%. Fund operating expenses do not include dividend expense on securities sold short, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). Such expenses contributed 0.13% to the Fund's overall expense ratio of 1.63% for the six months ended June 30, 2008. For the six months ended June 30, 2008, the Advisor earned $269,925 in advisory fees, of which $6,155 was waived.

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the fund. The total amount of recoverable reimbursements as of June 30, 2008 was $57,559 and expires as follows:

            YEAR EXPIRING                                   AMOUNT
             ------------------------------------  ---------------

            2009                                          $ 29,264
            2010                                            22,140
                                                             6,155
            2011                                   ---------------
                                                          $ 57,559
                                                   ===============


First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended June 30, 2008, no underwriting fees were received by FDCC in connection with the distribution of the Fund's shares. A 2% redemption fee is charged for any redemptions made within 7 days of their initial purchase. The redemption fee is retained by the Fund to defray market effects, taxes, and expenses created by short-term investments in the Fund. For the six months ended June 30, 2008, there were no redemption fees received by the Fund.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% of average daily net assets. CSS earned and received $26,992 for its services for the six months ended June 30, 2008. Additionally, the Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. CSS received $525 of the $41,556 of shareholder servicing and reports expense incurred and $615 of the $8,951 of filing and registration fees expense incurred for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned and received $17,988 for its services for the six months ended June 30, 2008.

Commonwealth Fund Accounting ("CFA") is the Fund's accounting agent. CFA earned and received $26,992 for its services for the six months ended June 30, 2008.

Certain officers and/or an interested director of the Fund are also officers, principals and/or directors of CFA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2008, aggregated $35,563,954 and $21,318,614, respectively. These amounts do not include purchases of $11,885,396 to cover short sales and proceeds of $9,618,170 from sales of short securities.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2008        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2007
                                                                                             -----------------  -------------------

Distributions paid from:
Ordinary income                                                                                      $ 533,504          $ 6,155,859
Realized gain                                                                                               --            6,711,152
                                                                                                            --            1,179,620
Return of capital                                                                            -----------------  -------------------
                                                                                                    $ 533, 504         $ 14,046,631
Total                                                                                        =================  ===================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                                      JUNE 30, 2008 (UNAUDITED)            DECEMBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            Shares           Value           Shares           Value
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                              1,361,332    $ 15,502,059        1,333,071    $ 21,543,092
Shares reinvested                                                           26,559         298,390          750,211       8,741,086
                                                                         (449,851)     (5,161,425)      (1,498,675)    (23,100,786)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                           938,040    $ 10,639,024          584,607     $ 7,183,392
Net increase                                                        ==============  ==============   ==============  ==============



NOTE 6 - COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, on June 14, 2004, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, FCM transfers the available commissions earned monthly to the Fund's administrator. The Fund's administrator then disburses such monies to pay operating expenses of the Fund. The Fund's administrator received and used $37,170 to offset operating expenses of the Fund for the six months ended June 30, 2008.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
THE WORLD FUNDS, INC. (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to the REMS Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND

                        A Series of The World Funds, Inc.
                         A "Series" Investment Company

                     FOR THE SIX MONTHS ENDED JUNE 30, 2008
                                  (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: September 8, 2008